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Investment Research and Management


AllianceBernstein Municipal Income Portfolios



PROSPECTUS -- February 1, 2005



The AllianceBernstein Municipal Income Portfolios seek to provide the highest level of income exempt from federal and state tax that is available without assuming undue risk.



AllianceBernstein Municipal Portfolios

>  National Portfolio
>  Insured National Portfolio
>  California Portfolio
>  Insured California Portfolio
>  Arizona Portfolio
>  Florida Portfolio
>  Massachusetts Portfolio
>  Michigan Portfolio
>  Minnesota Portfolio
>  New Jersey Portfolio
>  New York Portfolio
>  Ohio Portfolio
>  Pennsylvania Portfolio
>  Virginia Portfolio

AllianceBernstein Intermediate Municipal Portfolios

>  Intermediate Diversified Municipal Portfolio
>  Intermediate California Municipal Portfolio
>  Intermediate New York Municipal Portfolio


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered
-----------------------------
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed
-----------------------------


2



TABLE OF CONTENTS
--------------------------------------------------------------

                                                         Page

RISK/RETURN SUMMARY                                        3
Investment Objectives, and Principal Policies
  and Risks                                                4
Performance and Bar Chart Information                      5
Summary of Principal Risks                                22

FEES AND EXPENSES OF THE PORTFOLIOS                       23

INVESTING IN THE PORTFOLIOS                               31
How To Buy Shares                                         31
The Different Share Class Expenses                        32
Sales Charge Reduction Programs                           33
CDSC Waivers and Other Programs                           34
Special Distribution Arrangements
  For Group Retirement Plans                              35
The "Pros" and "Cons" of Different Share Classes          35
Payments To Financial Advisors and Their Firms            35
How To Exchange Shares                                    37
How To Sell or Redeem Shares                              37
Frequent Purchases and Redemptions of
  Portfolio Shares                                        38
How The Portfolios Value Their Shares                     39

GLOSSARY                                                  40

DESCRIPTION OF THE PORTFOLIOS                             40
Investment Objectives                                     40
Principal Policies                                        41
Description of Additional Investment Practices            43
Additional Risk Considerations                            48

MANAGEMENT OF THE PORTFOLIOS                              49

DIVIDENDS, DISTRIBUTIONS AND TAXES                        51

GENERAL INFORMATION                                       53

FINANCIAL HIGHLIGHTS                                      53



The Portfolios' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the AllianceBernstein Municipal Income Portfolios. The AllianceBernstein Municipal Portfolios and the AllianceBernstein Intermediate Municipal Portfolios are together referred to in this Prospectus as the "Portfolios." You will find additional information about each Portfolio, including a detailed description of the risks of an investment in each Portfolio, after this Summary.

The Risk/Return Summary describes the Portfolios' objectives, principal investment policies, principal risks and fees. The Summary includes a short discussion of some of the principal risks of investing in each Portfolio. A further discussion of these and other risks begins on page 22.

More detailed descriptions of the Portfolios, including the risks associated with investing in the Portfolios, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.


3


INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES AND RISKS
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

ALLIANCEBERNSTEIN MUNICIPAL PORTFOLIOS:

The investment objective of each AllianceBernstein Municipal Portfolio, except the Insured California Portfolio, is to earn the highest level of current income, exempt from Federal and state taxation to the extent described in this Prospectus, that is available without assuming what Alliance considers to be undue risk, by investing principally in high-yielding, predominantly medium quality, municipal securities. The investment objective of the Insured California Portfolio is to provide as high a level of current income, exempt from Federal income tax and California personal income tax as is consistent with preservation of capital.

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS:

The investment objective of each AllianceBernstein Intermediate Municipal Portfolio is to provide safety of principal and maximize total return after taking account of federal taxes (and, in the case of the Intermediate California Municipal Portfolio, California state taxes and, in the case of the Intermediate New York Municipal Portfolio, New York state and local taxes).

PRINCIPAL POLICIES

ALLIANCEBERNSTEIN MUNICIPAL PORTFOLIOS:

Each AllianceBernstein Municipal Portfolio pursues its objective by investing principally in high-yielding, predominantly medium quality, municipal securities with interest that is exempt from federal income tax, although these securities may pay interest that is subject to the federal Alternative Minimum tax ("AMT")for certain taxpayers. The Insured National Portfolio and the Insured California Portfolio invest principally in municipal securities paying interest that is wholly exempt from federal income taxes, including the AMT ("AMT-Exempt bonds") whereas the other AllianceBernstein Municipal Portfolios may invest without limit in municipal securities paying interest subject to AMT ("AMT-Subject bonds"). The average weighted maturity of the securities in each AllianceBernstein Municipal Portfolio will normally range between 10 and 30 years.

Each of the AllianceBernstein Municipal Portfolios that invest in a named state (the "State Portfolios") pursues its objective by investing principally in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state's income tax. In addition, each State Portfolio is non-diversified.

Each of the Insured National Portfolio and the Insured California Portfolio also pursues its objective by investing primarily in insured securities.

Each AllianceBernstein Municipal Portfolio also may invest in:

o zero coupon municipal securities, and in variable, floating and inverse floating rate municipal securities; and

o  derivatives, such as options, futures, forwards, and swap transactions.

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS:

Each AllianceBernstein Intermediate Municipal Portfolio pursues its objective by investing principally in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. Each of the Intermediate New York Municipal Portfolio and the Intermediate California Municipal Portfolio (the "Intermediate State Portfolios") also principally invests in a portfolio of municipal securities issued by the named state or its political subdivisions, or otherwise exempt from the named state's income tax. Each AllianceBernstein Intermediate Municipal Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Each Intermediate State Portfolio is non-diversified.

Each AllianceBernstein Intermediate Municipal Portfolio also may invest in:

o lower-rated fixed-income securities (securities rated BB or B by national rating agencies); and


o  derivatives, such as options, futures, forwards, and swap transactions.

Principal Risks: The principal risks of investing in each Portfolio are interest rate risk, credit risk, municipal market risk, inflation risk and derivatives risk. In addition, the State Portfolios and Intermediate State Portfolios are subject to non-diversification risk. These risks are described below.



4


PERFORMANCE AND BAR CHART INFORMATION

For each Portfolio, the performance table shows the Portfolio's average annual total returns before and (for Class A shares) after taxes and the bar chart shows the Portfolio's annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

o how the Portfolio's average annual total returns, before and (for Class A shares) after taxes, for one, five and 10 years (or over the life of the Portfolio if the Portfolio is less than 10 years old)compare to those of a broad-based securities market index; and

o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if the Portfolio is less than 10 years old).

A Portfolio's past performance, before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in a Portfolio.


National Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                 1              5            10
                                                Year          Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes           0.40%         5.25%         6.07%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions              0.35%         5.19%         5.96%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        1.89%         5.21%         5.93%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           1.13%         5.43%         6.11%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           3.12%         5.43%         5.81%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------



* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  22.27%   4.33%   10.00%    5.72%   -5.89%    9.77%    4.85%    4.03%    7.41%    4.84%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 9.35%, 1st quarter, 1995; and Worst Quarter was down -3.53%, 4th quarter, 1999.



5


Insured National Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes          -0.14%         6.09%         6.41%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions             -0.15%         6.04%         6.14%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        1.40%         5.85%         6.04%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           0.61%         6.26%         6.44%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           2.61%         6.28%         6.15%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------





* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  22.45%   4.60%    9.66%    5.62%   -6.61%   12.05%    4.80%    6.92%    7.20%    4.32%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 10.33%, 1st quarter, 1995; and Worst Quarter was down -3.23%, 2nd quarter, 2004.



6


California Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes           0.98%         5.32%         6.69%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions              0.96%         5.26%         6.64%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        2.22%         5.23%         6.52%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           1.72%         5.50%         6.70%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           3.72%         5.50%         6.40%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------





* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  23.95%   4.36%    10.89%   6.35%   -3.30%   10.14%    4.07%    7.22%    4.44%    5.45%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 10.85%, 1st quarter, 1995; and Worst Quarter was down -2.61%, 4th quarter, 1999.



7


Insured California Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes          -1.07%         5.79%         6.49%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions             -1.12%         5.63%         6.34%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        0.71%         5.51%         6.19%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes          -0.40%         5.91%         6.49%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           1.58%         5.91%         6.17%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------





* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  24.16%   2.57%   10.03%    6.12%    -4.73%   14.53%   2.68%    8.60%    3.95%    3.28%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 10.90%, 1st quarter, 1995; and Worst Quarter was down -3.94%, 1st quarter, 1996.



8


Arizona Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes           1.85%         5.97%         6.74%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions              1.85%         5.94%         6.61%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        2.79%         5.81%         6.48%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           2.60%         6.15%         6.77%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           4.60%         6.15%         6.48%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------




* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  18.11%   5.18%    10.47%   7.29%   -2.42%    10.72%   5.42%    6.79%    5.28%    6.35%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 8.18%, 1st quarter, 1995; and Worst Quarter was down -2.74%, 1st quarter, 1996.



9


Florida Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes           0.51%         6.03%         6.97%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions              0.50%         6.01%         6.95%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        1.96%         5.91%         6.80%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           1.40%         6.22%         6.97%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           3.40%         6.22%         6.68%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------




* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.


**  After-tax Returns:


-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  24.37%   4.00%    10.78%   6.22%   -3.81%    10.61%   5.99%    7.86%    5.40%    5.01%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 9.73%, 1st quarter, 1995; and Worst Quarter was down -2.54%, 1st quarter, 1996.



10


Massachusetts Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes           1.06%         5.64%         6.73%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions              1.05%         5.60%         6.49%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        2.27%         5.54%         6.41%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           1.89%         5.83%         6.76%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           3.89%         5.83%         6.48%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------




* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.


**  After-tax Returns:


-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  18.63%   8.00%    11.82%   6.79%   -4.65%   11.93%    4.55%    6.18%    4.74%    5.53%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 7.69%, 1st quarter, 1995; and Worst Quarter was down -2.54%, 4th quarter, 1999.



11


Michigan Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes           0.89%         6.38%         7.38%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions              0.89%         6.33%         7.08%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        2.11%         6.14%         6.92%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           1.57%         6.56%         7.40%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           3.66%         6.56%         7.10%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------




* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.


**  After-tax Returns:


-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  24.02%   4.78%    11.49%   6.41%   -2.89%   12.52%    5.91%    8.24%    4.62%    5.39%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 10.14%, 1st quarter, 1995; and Worst Quarter was down -2.93%, 1st quarter, 1996.



12


Minnesota Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes          -0.18%         5.74%         6.37%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions             -0.18%         5.71%         6.33%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        1.35%         5.60%         6.21%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           0.60%         5.93%         6.36%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           2.49%         5.95%         6.08%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------




* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  17.81%   4.70%    10.05%   6.56%   -3.05%   11.60%    5.08%    6.98%    5.60%    4.22%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 7.94%, 1st quarter, 1995; and Worst Quarter was down -2.89%, 1st quarter, 1996.



13


New Jersey Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes           0.18%         4.91%         6.10%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions              0.18%         4.87%         6.06%
                  -------------------------------------------------------------------
                  Return After Taxes on
                  Distributions and
                  Sale of Portfolio
                  Shares                        1.66%         4.89%         5.99%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           0.91%         5.06%         6.10%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           3.01%         5.08%         5.81%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------




* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  21.48%   4.02%    10.22%   7.05%   -4.52%   11.10%    3.32%    4.91%    5.30%    4.64%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 8.82%, 1st quarter, 1995; and Worst Quarter was down -2.88%, 2nd quarter, 2004.



14


New York Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes           0.77%         5.65%         6.51%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions              0.77%         5.62%         6.48%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        2.18%         5.58%         6.38%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           1.52%         5.78%         6.49%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           3.52%         5.80%         6.18%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------




* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  21.22%   4.25%    11.20%   5.89%   -4.12%    11.12%   3.98%    6.63%    6.08%    5.24%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 8.93%, 1st quarter, 1995; and Worst Quarter was down -2.38%, 1st quarter, 1996.




15


Ohio Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                     1          5            10
                                                    Year      Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes              0.43%      5.58%         6.50%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions                 0.41%      5.54%         6.46%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                           1.72%      5.47%         6.35%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes              1.18%      5.75%         6.49%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes              3.28%      5.74%         6.20%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                        4.48%      7.20%         7.06%
-------------------------------------------------------------------------------------




* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  20.07%   4.62%    11.65%   5.99%    -3.71%   10.29%   4.80%    5.92%    6.67%    4.90%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 9.29%, 1st quarter, 1995; and Worst Quarter was down -2.25%, 4th quarter, 1999.



16


Pennsylvania Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes           0.10%         6.19%         6.87%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions              0.09%         6.16%         6.83%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        1.55%         6.01%         6.67%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           0.85%         6.36%         6.88%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           2.85%         6.36%         6.59%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------




* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  22.07%   5.64%    10.60%   6.36%   -4.97%   10.85%    6.98%    7.27%    5.94%    4.58%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 9.78%, 1st quarter, 1995; and Worst Quarter was down -2.36%, 3rd quarter, 1999.



17


Virginia Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                  1             5            10
                                                 Year         Years         Years
-------------------------------------------------------------------------------------
Class A**         Return Before Taxes           0.36%         5.72%         7.08%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions              0.34%         5.69%         6.80%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                        1.82%         5.61%         6.69%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes           1.10%         5.91%         7.11%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes           3.20%         5.94%         6.81%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond Index        or taxes)                     4.48%         7.20%         7.06%
-------------------------------------------------------------------------------------




* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.


**  After-tax Returns:


-- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


  20.15%   7.17%    11.52%   7.08%   -2.46%    9.31%    4.87%    8.01%    6.31%    4.82%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 9.26%, 1st quarter, 1995; and Worst Quarter was down -1.59%, 2nd quarter, 2004.



18


Intermediate Diversified Municipal Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                                1           Since
                                                              Year       Inception**
-------------------------------------------------------------------------------------
Class A***        Return Before Taxes                        -2.11%         2.32%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions                           -2.11%         2.31%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                                     -0.41%         2.43%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes                        -1.43%         2.81%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes                         0.56%         3.13%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Five Year         fees, expenses,
General           or taxes)
Obligation
Municipal
Bond Index                                                    2.95%         4.93%
-------------------------------------------------------------------------------------





* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  Inception Date for Class A, Class B and Class C shares is 2/1/02.

***  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


   n/a      n/a      n/a      n/a      n/a     n/a      n/a      n/a      3.83%    2.26%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 2.49%, 3rd quarter, 2004; and Worst Quarter was down -1.85%, 2nd quarter, 2004.



19


Intermediate California Municipal Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                                1           Since
                                                              Year       Inception**
-------------------------------------------------------------------------------------
Class A***        Return Before Taxes                        -2.01%         1.92%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions                           -2.04%         1.88%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                                     -0.39%         2.03%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes                        -1.37%         2.40%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes                         0.63%         2.72%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Five Year         fees, expenses,
General           or taxes)
Obligation
Municipal
Bond Index                                                    2.95%         4.93%
-------------------------------------------------------------------------------------





* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  Inception Date for Class A, Class B and Class C shares is 2/1/02.

***  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


   n/a      n/a      n/a      n/a      n/a     n/a      n/a      n/a      3.43%    2.33%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 2.38%, 3rd quarter, 2004; and Worst Quarter was down -1.79%, 2nd quarter, 2004.



20


Intermediate New York Municipal Portfolio
-------------------------------------------------------------------------------

PERFORMANCE TABLE
-------------------------------------------------------------------------------



Average Annual Total Returns*
(For the periods ended December 31, 2004)
-------------------------------------------------------------------------------------
                                                                1          Since
                                                              Year       Inception**
-------------------------------------------------------------------------------------
Class A***        Return Before Taxes                        -2.08%         2.40%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions                           -2.09%         2.39%
                  -------------------------------------------------------------------
                  Return After Taxes
                  on Distributions and
                  Sale of Portfolio
                  Shares                                     -0.34%         2.51%
-------------------------------------------------------------------------------------
Class B           Return Before Taxes                        -1.42%         2.86%
-------------------------------------------------------------------------------------
Class C           Return Before Taxes                         0.56%         3.21%
-------------------------------------------------------------------------------------
Lehman            (reflects no
Brothers          deduction for
Five Year         fees, expenses,
General           or taxes)
Obligation
Municipal
Bond Index                                                    2.95%         4.93%
-------------------------------------------------------------------------------------





* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**  Inception Date for Class A, Class B and Class C shares is 2/1/02.

***  After-tax Returns:

-- Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have higher expense ratios;

-- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

-- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
-------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


   n/a      n/a      n/a      n/a      n/a     n/a      n/a      n/a      3.69%    2.26%
------------------------------------------------------------------------------------------
   95       96       97       98       99       00       01       02       03       04


                                                           Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 2.64%, 3rd quarter, 2004; and Worst Quarter was down -1.93%, 2nd quarter, 2004.



21


SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Portfolio will change with changes in the values of that Portfolio's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a particular Portfolio's investments as a whole. All of the Portfolios are subject to these risks and could be subject to additional principal risks because the types of investments made by each Portfolio can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Portfolios, their investments, and related risks.

o Interest Rate Risk. This is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of a Portfolio's investments to decline. Many municipal securities have call features that allow the issuer of the security to repay principal prior to the maturity date of the security. The issuer will typically call a security when interest rates are lower than the original issue yield of the security. A Portfolio may lose any premium it has paid for the called security over its par value and the principal received by the Portfolio when a security is called is usually reinvested at lower yield.

The Portfolios experience increased interest rate risk to the extent they invest in:

--  lower rated securities or comparable unrated securities;

--  debt securities with longer maturities;

--  debt securities paying no current interest, such as zero coupon securities;
or

-- debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

o Credit Risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

o Municipal Market Risk. This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of a Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the State Portfolios and Intermediate State Portfolios may invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political, regulatory occurrences or terrorism. To the extent that the National Portfolio or the Intermediate Diversified Municipal Portfolio invest in a particular state's municipal securities, these Portfolios are subject to the same risks. A Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.


o Inflation Risk. This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is generally greater for those Portfolios that invest a significant portion of their assets in fixed-income securities with longer maturities.


o Non-Diversification Risk. Concentration of investments in a small number of securities tends to increase risks. The State Portfolios and Intermediate State Portfolios are not "diversified." This means they can invest more of their assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio's net asset value.

o Derivatives Risk. The Portfolios use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as inverse floating rate instruments and reverse repurchase agreements may result in leverage, which can make the Portfolios more volatile and can compound other risks.

o Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Portfolio from selling out of these illiquid securities at an advantageous price. All of the Portfolios, particularly the State Portfolios and Intermediate State Portfolios, are subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent a Portfolio invests in debt securities whose sale may be restricted by law or by contract.

o Management Risk. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit a Portfolio.


22


FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)



                                                     Class A Shares   Class B Shares   Class C Shares
                                                     --------------   --------------   --------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                       4.25%(a)         None             None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)                  None(a)          3.00%(a)*        1.00%(a)**

Exchange Fee                                              None             None             None




(a) Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases and for certain group retirement plans. In some cases, however, a 1%, 1-year contingent deferred sales charge or CDSC may apply to Class A shares. CDSCs for Class A, Class B and Class C shares may also be subject to waiver in certain circumstances. See "Investing in the Portfolios--CDSC Waivers and Other Programs" in the Prospectus and "Purchase of Shares" in the Statement of Additional Information or SAI.


* Class B Shares automatically convert to Class A Shares after 6 years. For Class B shares the CDSC decreases 1.00% annually to 0% after the 3rd year.

**  For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets) and EXAMPLES

The Examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other portfolios. They assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:




              Annual Operating Expenses                                                   Examples
-----------------------------------------------------    -------------------------------------------------------------------------
National Portfolio          Class A  Class B  Class C                         Class A   Class B+   Class B++  Class C+   Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%      After 1st Yr.         $  492    $  442     $  142     $  241     $  141
   Distribution and/or                                   After 3 Yrs. (c)      $  685    $  593     $  493     $  490     $  490
     Service (12b-1) Fees    .30%    1.00%    1.00%      After 5 Yrs. (c)      $  894    $  868     $  868     $  863     $  863
   Other Expenses                                        After 10 Yrs. (c)     $1,497    $1,558(d)  $1,558(d)  $1,912     $1,912
     Transfer Agent          .08%     .08%     .08%
     Other Expenses          .10%     .11%     .10%
                            ----     ----     ----
   Total Other Expenses      .18%     .19%     .18%
   Total Portfolio
    Operating Expenses (a)   .93%    1.64%    1.63%
                            ====     ====     ====
   Waiver and/or Expense
     Reimbursement (b)      (.25)%   (.25)%   (.25)%
                            ----     ----     ----
   Net Expenses              .68%    1.39%    1.38%
                            ====     ====     ====



Insured National
Portfolio                   Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%      After 1st Yr.         $  526     $  477     $  177     $  276     $  176
   Distribution and/or                                   After 3 Yrs. (c)      $  739     $  648     $  548     $  545     $  545
     Service (12b-1) Fees    .30%    1.00%    1.00%      After 5 Yrs. (c)      $  969     $  944     $  944     $  939     $  939
   Other Expenses                                        After 10 Yrs. (c)     $1,631     $1,692(d)  $1,692(d)  $2,041     $2,041
     Transfer Agent          .06%     .06%     .06%
     Other Expenses          .22%     .23%     .22%
                            ----     ----     ----
   Total Other Expenses      .28%     .29%     .28%
   Total Portfolio
     Operating Expenses (a) 1.03%    1.74%    1.73%
                            ====     ====     ====



Please refer to the footnotes on page 27.



23




              Annual Operating Expenses                                                   Examples
-----------------------------------------------------    -------------------------------------------------------------------------
California Portfolio        Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  501    $  451     $  151     $  251     $  151
   Distribution and/or                                    After 3 Yrs. (c)     $  680    $  585     $  485     $  485     $  485
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs. (c)     $  874    $  842     $  842     $  842     $  842
   Other Expenses                                         After 10 Yrs. (c)    $1,434    $1,488(d)  $1,488(d)  $1,850     $1,850
     Transfer Agent          .04%     .04%     .04%
     Other Expenses          .07%     .07%     .07%
                            ----     ----     ----
   Total Other Expenses      .11%     .11%     .11%
   Total Portfolio
     Operating Expenses (a)  .86%    1.56%    1.56%
                            ====     ====     ====
   Waiver and/or Expense
     Reimbursement (b)      (.08)%   (.08)%   (.08)%
                            ----     ----     ----
   Net Expenses              .78%    1.48%    1.48%
                            ====     ====     ====



Insured California
Portfolio                   Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  514    $  464     $  164     $  264     $  164
   Distribution and/or                                    After 3 Yrs.         $  703    $  608     $  508     $  508     $  508
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs.         $  907    $  876     $  876     $  876     $  876
   Other Expenses                                         After 10 Yrs.        $1,497    $1,552(d)  $1,552(d)  $1,911     $1,911
     Transfer Agent          .04%     .04%     .04%
     Other Expenses          .12%     .12%     .12%
                            ----     ----     ----
   Total Other Expenses      .16%     .16%     .16%
   Total Portfolio
     Operating Expenses (a)  .91%    1.61%    1.61%
                            ====     ====     ====



Arizona Portfolio           Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  501    $  451     $  151     $  251     $  151
   Distribution and/or                                    After 3 Yrs. (c)     $  703    $  610     $  510     $  510     $  510
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs. (c)     $  921    $  894     $  894     $  894     $  894
   Other Expenses                                         After 10 Yrs. (c)    $1,548    $1,608(d)  $1,608(d)  $1,970     $1,970
     Transfer Agent          .04%     .04%     .04%
     Other Expenses          .18%     .18%     .18%
                            ----     ----     ----
   Total Other Expenses      .22%     .23%     .23%
   Total Portfolio
     Operating Expenses (a)  .97%    1.68%    1.68%
                            ====     ====     ====
   Waiver and/or Expense
     Reimbursement (b)      (.19)%   (.20)%   (.20)%
                            ----     ----     ----
   Net Expenses              .78%    1.48%    1.48%
                            ====     ====     ====



Florida Portfolio           Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  501    $  451     $  151     $  251     $  151
   Distribution and/or                                    After 3 Yrs. (c)     $  697    $  604     $  504     $  504     $  504
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs. (c)     $  908    $  881     $  881     $  881     $  881
   Other Expenses                                         After 10 Yrs. (c)    $1,517    $1,577(d)  $1,577(d)  $1,940     $1,940
     Transfer Agent          .04%     .04%     .04%
     Other Expenses          .15%     .16%     .16%
                            ----     ----     ----
   Total Other Expenses      .19%     .20%     .20%
   Total Portfolio
     Operating Expenses (a)  .94%    1.65%    1.65%
   Waiver and/or Expense
     Reimbursement (b)      (.16)%   (.17)%   (.17)%
                            ----     ----     ----
   Net Expenses              .78%    1.48%    1.48%
                            ====     ====     ====



Please refer to the footnotes on page 27.



24




              Annual Operating Expenses                                                   Examples
-----------------------------------------------------    -------------------------------------------------------------------------
Massachusetts
Portfolio                   Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  505    $  455     $  155     $  255     $  155
   Distribution and/or                                    After 3 Yrs. (c)     $  719    $  627     $  527     $  524     $  524
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs. (c)     $  950    $  923     $  923     $  919     $  919
   Other Expenses                                         After 10 Yrs. (c)    $1,613    $1,673(d)  $1,673(d)  $2,024     $2,024
     Transfer Agent          .05%     .05%     .05%
     Other Expenses          .23%     .24%     .23%
                             ----     ----     ----
  Total Other Expenses      .28%     .29%     .28%
   Total Portfolio
     Operating Expenses (a) 1.03%    1.74%    1.73%
                            ====     ====     ====
   Waiver and/or Expense
     Reimbursement (b)      (.21)%   (.22)%   (.21)%
                            ----     ----     ----
   Net Expenses              .82%    1.52%    1.52%
                            ====     ====     ====



Michigan Portfolio          Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  524    $  474     $  174     $  274     $  174
   Distribution and/or                                    After 3 Yrs. (c)     $  739    $  647     $  547     $  545     $  545
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs. (c)     $  972    $  945     $  945     $  941     $  941
   Other Expenses                                         After 10 Yrs. (c)    $1,639    $1,699(d)  $1,699(d)  $2,049     $2,049
     Transfer Agent          .06%     .07%     .06%
     Other Expenses          .23%     .23%     .23%
                            ----     ----     ----
   Total Other Expenses      .29%     .30%     .29%
   Total Portfolio
     Operating Expenses (a) 1.04%    1.75%    1.74%
                            ====     ====     ====
   Waiver and/or Expense
     Reimbursement (b)      (.03)%   (.04)%   (.03)%
                            ----     ----     ----
   Net Expenses             1.01%    1.71%    1.71%
                            ====     ====     ====



Minnesota Portfolio         Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  513    $  463     $  163     $  263     $  163
   Distribution and/or                                    After 3 Yrs. (c)     $  743    $  653     $  553     $  551     $  551
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs. (c)     $  991    $  969     $  969     $  965     $  965
   Other Expenses                                         After 10 Yrs. (c)    $1,701    $1,767(d)  $1,767(d)  $2,119     $2,119
     Transfer Agent          .06%     .07%     .07%
     Other Expenses          .30%     .31%     .30%
                             ----     ----     ----
  Total Other Expenses      .36%     .38%     .37%
   Total Portfolio
     Operating Expenses (a) 1.11%    1.83%    1.82%
                            ====     ====     ====
   Waiver and/or Expense
     Reimbursement (b)      (.21)%   (.23)%   (.22)%
                            ----     ----     ----
   Net Expenses              .90%    1.60%    1.60%
                            ====     ====     ====



New Jersey Portfolio        Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  510    $  460     $  160     $  260     $  160
   Distribution and/or                                    After 3 Yrs. (c)     $  717    $  625     $  525     $  523     $  523
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs. (c)     $  942    $  915     $  915     $  911     $  911
   Other Expenses                                         After 10 Yrs. (c)    $1,586    $1,646(d)  $1,646(d)  $1,998     $1,998
     Transfer Agent          .07%     .07%     .07%
     Other Expenses          .18%     .19%     .18%
                            ----     ----     ----
   Total Other Expenses      .25%     .26%     .25%
   Total Portfolio
     Operating Expenses (a) 1.00%    1.71%    1.70%
                            ====     ====     ====
   Waiver and/or Expense
     Reimbursement (b)      (.13)%   (.14)%   (.13)%
                            ----     ----     ----
   Net Expenses              .87%    1.57%    1.57%
                            ====     ====     ====



Please refer to the footnotes on page 27.



25




              Annual Operating Expenses                                                   Examples
-----------------------------------------------------    -------------------------------------------------------------------------
New York Portfolio          Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  483    $  432     $  132     $  231     $  131
   Distribution and/or                                    After 3 Yrs. (c)     $  670    $  578     $  478     $  475     $  475
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs. (c)     $  873    $  847     $  847     $  842     $  842
   Other Expenses                                         After 10 Yrs. (c)    $1,458    $1,519(d)  $1,519(d)  $1,874     $1,874
     Transfer Agent          .06%     .06%     .06%
     Other Expenses          .09%     .10%     .09%
                            ----     ----     ----
   Total Other Expenses      .15%     .16%     .15%
   Total Portfolio
     Operating Expenses (a)  .90%    1.61%    1.60%
                            ====     ====     ====
   Waiver and/or Expense
     Reimbursement (b)      (.31)%   (.31)%   (.31)%
                            ----     ----     ----
   Net Expenses              .59%    1.30%    1.29%
                            ====     ====     ====



Ohio Portfolio              Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  508    $  458     $  158     $  258     $  158
   Distribution and/or                                    After 3 Yrs. (c)     $  711    $  619     $  519     $  519     $  519
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs. (c)     $  932    $  905     $  905     $  905     $  905
   Other Expenses                                         After 10 Yrs. (c)    $1,564    $1,624(d)  $1,624(d)  $1,986     $1,986
     Transfer Agent          .06%     .06%     .06%
     Other Expenses          .17%     .18%     .18%
                            ----     ----     ----
   Total Other Expenses      .23%     .24%     .24%
   Total Portfolio
     Operating Expenses (a)  .98%    1.69%    1.69%
                            ====     ====     ====
   Waiver and/or Expense
     Reimbursement (b)      (.13)%   (.14)%   (.14)%
                            ----     ----     ----
   Net Expenses              .85%    1.55%    1.55%
                            ====     ====     ====



Pennsylvania Portfolio      Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  518    $  468     $  168     $  268     $  168
   Distribution and/or                                    After 3 Yrs. (c)     $  727    $  635     $  535     $  533     $  533
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs. (c)     $  954    $  927     $  927     $  923     $  923
   Other Expenses                                         After 10 Yrs. (c)    $1,603    $1,664(d)  $1,664(d)  $2,014     $2,014
     Transfer Agent          .06%     .07%     .07%
     Other Expenses          .20%     .20%     .19%
                            ----     ----     ----
   Total Other Expenses      .26%     .27%     .26%
   Total Portfolio
     Operating Expenses (a) 1.01%    1.72%    1.71%
                            ====     ====     ====
   Waiver and/or Expense
     Reimbursement (b)      (.06)%   (.07)%   (.06)%
                            ----     ----     ----
   Net Expenses              .95%    1.65%    1.65%
                            ====     ====     ====



Virginia Portfolio          Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .45%     .45%     .45%       After 1st Yr.        $  495    $  445     $  145     $  245     $  145
   Distribution and/or                                    After 3 Yrs. (c)     $  705    $  613     $  513     $  511     $  511
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs. (c)     $  932    $  905     $  905     $  901     $  901
   Other Expenses                                         After 10 Yrs. (c)    $1,583    $1,644(d)  $1,644(d)  $1,995     $1,995
     Transfer Agent          .05%     .06%     .05%
     Other Expenses          .21%     .21%     .21%
                             ----     ----     ----
  Total Other Expenses      .26%     .27%     .26%
   Total Portfolio
     Operating Expenses (a) 1.01%    1.72%    1.71%
                            ====     ====     ====
   Waiver and/or Expense
     Reimbursement (b)      (.29)%   (.30)%   (.29)%
                            ----     ----     ----
   Net Expenses              .72%    1.42%    1.42%
                            ====     ====     ====



Please refer to the footnotes on page 27.



26




              Annual Operating Expenses                                                   Examples
-----------------------------------------------------    -------------------------------------------------------------------------
Intermediate Diversified
Municipal Portfolio         Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .47%     .47%     .47%       After 1st Yr.        $  510    $  460     $  160     $  260     $  160
   Distribution and/or                                    After 3 Yrs.         $  691    $  596     $  496     $  496     $  496
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs.         $  887    $  855     $  855     $  855     $  855
   Other Expenses                                         After 10 Yrs.        $1,452    $1,507(d)  $1,507(d)  $1,867     $1,867
     Transfer Agent          .04%     .04%     .04%
     Other Expenses          .06%     .06%     .06%
                            ----     ----     ----
   Total Other Expenses      .10%     .10%     .10%
   Total Portfolio
     Operating Expenses      .87%    1.57%    1.57%
                            ====     ====     ====



Intermediate California
Municipal Portfolio         Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .50%     .50%     .50%       After 1st Yr.        $  511    $  461     $  161     $  261     $  161
   Distribution and/or                                    After 3 Yrs.         $  694    $  599     $  499     $  499     $  499
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs.         $  892    $  860     $  860     $  860     $  860
   Other Expenses                                         After 10 Yrs.        $1,463    $1,518(d)  $1,518(d)  $1,878     $1,878
     Transfer Agent          .02%     .03%     .03%
     Other Expenses          .06%     .05%     .05%
                             ----     ----     ----
  Total Other Expenses      .08%     .08%     .08%
   Total Portfolio
     Operating Expenses      .88%    1.58%    1.58%
                            ====     ====     ====



Intermediate New York
Municipal Portfolio         Class A  Class B  Class C                         Class A    Class B+   Class B++  Class C+  Class C++
                            -------  -------  -------                        ---------  ---------  ---------  ---------  ---------
   Management Fees           .49%     .49%     .49%       After 1st Yr.        $  511    $  461     $  161     $  261     $  161
   Distribution and/or                                    After 3 Yrs.         $  694    $  599     $  499     $  499     $  499
     Service (12b-1) Fees    .30%    1.00%    1.00%       After 5 Yrs.         $  892    $  860     $  860     $  860     $  860
   Other Expenses                                         After 10 Yrs.        $1,463    $1,518(d)  $1,518(d)  $1,878     $1,878
     Transfer Agent          .04%     .04%     .04%
     Other Expenses          .05%     .05%     .05%
                            ----     ----     ----
   Total Other Expenses      .09%     .09%     .09%
   Total Portfolio
     Operating Expenses      .88%    1.58%    1.58%
                            ====     ====     ====



-------------------------------------------------------------------------------

+  Assumes redemption at end of period.

++  Assumes no redemption at end of period.


(a) Expense information has been restated to reflect a reduction in advisory fees effective September 7, 2004.

(b) Alliance has contractually agreed to waive a portion of its advisory fee and/or reimburse this Portfolio for a portion of its operating expenses. This waiver extends through the Portfolio's current fiscal year and may be extended by Alliance for additional one-year terms.


(c) These examples assume that Alliance's agreement to waive advisory fees and/or reimburse Portfolio operating expenses is not extended beyond its current period.

(d)  Assumes Class B shares convert to Class A shares after 6 years.


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Portfolio assuming a 5% return each year. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each Portfolio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any fee waiver or expense reimbursement. If you wish to obtain hypothetical investment information for other classes of shares of the Portfolio, please refer to the "Mutual Fund Fees & Expenses Calculators" on www.AllianceBernstein.com. The chart does not take into account any initial sales charges or CDSC. Your actual expenses may be higher or lower.




                                          National Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                      Hypothetical                     Expenses       Hypothetical
                     Hypothetical     Performance    Investment   (Current Expense       Ending
    Year              Investment       Earnings     After Returns   Ratio = .68%)      Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00         $ 71.40       $10,428.60
    2                 $10,428.60       $  521.43      $10,950.03         $ 74.46       $10,875.57
    3                 $10,875.57       $  543.78      $11,419.35         $ 77.65       $11,341.70
    4                 $11,341.70       $  567.08      $11,908.78         $ 80.98       $11,827.80
    5                 $11,827.80       $  591.39      $12,419.19         $ 84.45       $12,334.74
    6                 $12,334.74       $  616.74      $12,951.48         $ 88.07       $12,863.41
    7                 $12,863.41       $  643.17      $13,506.58         $ 91.84       $13,414.73
    8                 $13,414.73       $  670.74      $14,085.47         $ 95.78       $13,989.69
    9                 $13,989.69       $  699.48      $14,689.17         $ 99.89       $14,589.29
    10                $14,589.29       $  729.46      $15,318.75         $104.17       $15,214.58
                                       ---------                         -------
    Cumulative                         $6,083.28                         $868.69




27




                                    Insured National Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                     Hypothetical                      Expenses       Hypothetical
                    Hypothetical     Performance     Investment   (Current Expense       Ending
    Year             Investment        Earnings     After Returns   Ratio = 1.03%)     Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00       $  108.15       $10,391.85
    2                 $10,391.85       $  519.59      $10,911.44       $  112.39       $10,799.05
    3                 $10,799.05       $  539.95      $11,339.01       $  116.79       $11,222.22
    4                 $11,222.22       $  561.11      $11,783.33       $  121.37       $11,661.96
    5                 $11,661.96       $  583.10      $12,245.06       $  126.12       $12,118.93
    6                 $12,118.93       $  605.95      $12,724.88       $  131.07       $12,593.81
    7                 $12,593.81       $  629.69      $13,223.50       $  136.20       $13,087.30
    8                 $13,087.30       $  654.37      $13,741.67       $  141.54       $13,600.13
    9                 $13,600.13       $  680.01      $14,280.13       $  147.09       $14,133.05
    10                $14,133.05       $  706.65      $14,839.70       $  152.85       $14,686.85
                                       ---------                       ---------
    Cumulative                         $5,980.41                       $1,293.56



                                          California Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                     Hypothetical                      Expenses       Hypothetical
                    Hypothetical     Performance     Investment    (Current Expense      Ending
    Year              Investment      Earnings      After Returns   Ratio = .78%)      Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00         $ 81.90       $10,418.10
    2                 $10,418.10       $  520.91      $10,939.01         $ 85.32       $10,853.68
    3                 $10,853.68       $  542.68      $11,396.36         $ 88.89       $11,307.47
    4                 $11,307.47       $  565.37      $11,872.85         $ 92.61       $11,780.24
    5                 $11,780.24       $  589.01      $12,369.25         $ 96.48       $12,272.77
    6                 $12,272.77       $  613.64      $12,886.41         $100.51       $12,785.89
    7                 $12,785.89       $  639.29      $13,425.19         $104.72       $13,320.47
    8                 $13,320.47       $  666.02      $13,986.50         $109.09       $13,877.40
    9                 $13,877.40       $  693.87      $14,571.27         $113.66       $14,457.62
    10                $14,457.62       $  722.88      $15,180.50         $118.41       $15,062.09
                                       ---------                         -------
    Cumulative                         $6,053.68                         $991.59



                                      Insured California Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                     Hypothetical                      Expenses       Hypothetical
                     Hypothetical     Performance    Investment   (Current Expense       Ending
    Year              Investment       Earnings     After Returns   Ratio = 0.91%)     Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00       $   95.55       $10,404.45
    2                 $10,404.45       $  520.22      $10,924.67       $   99.41       $10,825.26
    3                 $10,825.26       $  541.26      $11,366.52       $  103.44       $11,263.09
    4                 $11,263.09       $  563.15      $11,826.24       $  107.62       $11,718.62
    5                 $11,718.62       $  585.93      $12,304.55       $  111.97       $12,192.58
    6                 $12,192.58       $  609.63      $12,802.21       $  116.50       $12,685.71
    7                 $12,685.71       $  634.29      $13,320.00       $  121.21       $13,198.78
    8                 $13,198.78       $  659.94      $13,858.72       $  126.11       $13,732.61
    9                 $13,732.61       $  686.63      $14,419.24       $  131.22       $14,288.02
    10                $14,288.02       $  714.40      $15,002.42       $  136.52       $14,865.90
                                       ---------                       ---------
    Cumulative                         $6,015.46                       $1,149.55



                                           Arizona Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                     Hypothetical                      Expenses       Hypothetical
                     Hypothetical     Performance    Investment   (Current Expense       Ending
    Year              Investment       Earnings     After Returns   Ratio = .78%)      Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00         $ 81.90       $10,418.10
    2                 $10,418.10       $  520.91      $10,939.01         $ 85.32       $10,853.68
    3                 $10,853.68       $  542.68      $11,396.36         $ 88.89       $11,307.47
    4                 $11,307.47       $  565.37      $11,872.85         $ 92.61       $11,780.24
    5                 $11,780.24       $  589.01      $12,369.25         $ 96.48       $12,272.77
    6                 $12,272.77       $  613.64      $12,886.41         $100.51       $12,785.89
    7                 $12,785.89       $  639.29      $13,425.19         $104.72       $13,320.47
    8                 $13,320.47       $  666.02      $13,986.50         $109.09       $13,877.40
    9                 $13,877.40       $  693.87      $14,571.27         $113.66       $14,457.62
    10                $14,457.62       $  722.88      $15,180.50         $118.41       $15,062.09
                                       ---------                         -------
    Cumulative                         $6,053.68                         $991.59



                                          Florida Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                     Hypothetical                      Expenses       Hypothetical
                     Hypothetical     Performance    Investment   (Current Expense       Ending
    Year              Investment       Earnings     After Returns   Ratio = .78%)      Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00         $ 81.90       $10,418.10
    2                 $10,418.10       $  520.91      $10,939.01         $ 85.32       $10,853.68
    3                 $10,853.68       $  542.68      $11,396.36         $ 88.89       $11,307.47
    4                 $11,307.47       $  565.37      $11,872.85         $ 92.61       $11,780.24
    5                 $11,780.24       $  589.01      $12,369.25         $ 96.48       $12,272.77
    6                 $12,272.77       $  613.64      $12,886.41         $100.51       $12,785.89
    7                 $12,785.89       $  639.29      $13,425.19         $104.72       $13,320.47
    8                 $13,320.47       $  666.02      $13,986.50         $109.09       $13,877.40
    9                 $13,877.40       $  693.87      $14,571.27         $113.66       $14,457.62
    10                $14,457.62       $  722.88      $15,180.50         $118.41       $15,062.09
                                       ---------                         -------
    Cumulative                         $6,053.68                         $991.59




28




                                        Massachusetts Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                     Hypothetical                      Expenses       Hypothetical
                     Hypothetical     Performance    Investment   (Current Expense       Ending
    Year              Investment       Earnings     After Returns   Ratio = .82%)      Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00       $   86.10       $10,413.90
    2                 $10,413.90       $  520.70      $10,934.60       $   89.66       $10,844.93
    3                 $10,844.93       $  542.25      $11,387.18       $   93.37       $11,293.80
    4                 $11,293.80       $  564.69      $11,858.49       $   97.24       $11,761.25
    5                 $11,761.25       $  588.06      $12,349.32       $  101.26       $12,248.05
    6                 $12,248.05       $  612.40      $12,860.45       $  105.46       $12,755.00
    7                 $12,755.00       $  637.75      $13,392.75       $  109.82       $13,282.93
    8                 $13,282.93       $  664.15      $13,947.07       $  114.37       $13,832.71
    9                 $13,832.71       $  691.64      $14,524.34       $  119.10       $14,405.24
    10                $14,405.24       $  720.26      $15,125.51       $  124.03       $15,001.48
                                       ---------                       ---------
    Cumulative                         $6,041.89                       $1,040.41



                                          Michigan Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                      Hypothetical                     Expenses       Hypothetical
                     Hypothetical     Performance    Investment    (Current Expense      Ending
    Year              Investment       Earnings     After Returns   Ratio = 1.01%)     Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00       $  106.05       $10,393.95
    2                 $10,393.95       $  519.70      $10,913.65       $  110.23       $10,803.42
    3                 $10,803.42       $  540.17      $11,343.59       $  114.57       $11,229.02
    4                 $11,229.02       $  561.45      $11,790.47       $  119.08       $11,671.39
    5                 $11,671.39       $  583.57      $12,254.96       $  123.78       $12,131.18
    6                 $12,131.18       $  606.56      $12,737.74       $  128.65       $12,609.09
    7                 $12,609.09       $  630.45      $13,239.54       $  133.72       $13,105.82
    8                 $13,105.82       $  655.29      $13,761.12       $  138.99       $13,622.13
    9                 $13,622.13       $  681.11      $14,303.24       $  144.46       $14,158.77
    10                $14,158.77       $  707.94      $14,866.71       $  150.15       $14,716.56
                                       ---------                       ---------
    Cumulative                         $5,986.24                       $1,269.68



                                          Minnesota Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                      Hypothetical                     Expenses       Hypothetical
                     Hypothetical     Performance    Investment   (Current Expense       Ending
    Year              Investment       Earnings     After Returns   Ratio = .90%)      Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00       $   94.50       $10,405.50
    2                 $10,405.50       $  520.28      $10,925.78       $   98.33       $10,827.44
    3                 $10,827.44       $  541.37      $11,368.82       $  102.32       $11,266.50
    4                 $11,266.50       $  563.32      $11,829.82       $  106.47       $11,723.35
    5                 $11,723.35       $  586.17      $12,309.52       $  110.79       $12,198.73
    6                 $12,198.73       $  609.94      $12,808.67       $  115.28       $12,693.39
    7                 $12,693.39       $  634.67      $13,328.06       $  119.95       $13,208.11
    8                 $13,208.11       $  660.41      $13,868.52       $  124.82       $13,743.70
    9                 $13,743.70       $  687.18      $14,430.88       $  129.88       $14,301.01
    10                $14,301.01       $  715.05      $15,016.06       $  135.14       $14,880.91
                                       ---------                       ---------
    Cumulative                         $6,018.39                       $1,137.48



                                         New Jersey Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                      Hypothetical                    Expenses        Hypothetical
                     Hypothetical     Performance    Investment   (Current Expense       Ending
    Year              Investment       Earnings     After Returns   Ratio = .87%)      Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00       $   91.35       $10,408.65
    2                 $10,408.65       $  520.43      $10,929.08       $   95.08       $10,834.00
    3                 $10,834.00       $  541.70      $11,375.70       $   98.97       $11,276.73
    4                 $11,276.73       $  563.84      $11,840.57       $  103.01       $11,737.55
    5                 $11,737.55       $  586.88      $12,324.43       $  107.22       $12,217.21
    6                 $12,217.21       $  610.86      $12,828.07       $  111.60       $12,716.47
    7                 $12,716.47       $  635.82      $13,352.29       $  116.16       $13,236.12
    8                 $13,236.12       $  661.81      $13,897.93       $  120.91       $13,777.02
    9                 $13,777.02       $  688.85      $14,465.87       $  125.85       $14,340.02
    10                $14,340.02       $  717.00      $15,057.02       $  131.00       $14,926.02
                                       ---------                       ---------
    Cumulative                         $6,027.19                       $1,101.17



                                          New York Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                     Hypothetical                      Expenses       Hypothetical
                     Hypothetical     Performance    Investment   (Current Expense       Ending
    Year              Investment       Earnings     After Returns   Ratio = .59%)      Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00         $ 61.95       $10,438.05
    2                 $10,438.05       $  521.90      $10,959.95         $ 64.66       $10,895.29
    3                 $10,895.29       $  544.76      $11,440.05         $ 67.50       $11,372.56
    4                 $11,372.56       $  568.63      $11,941.18         $ 70.45       $11,870.73
    5                 $11,870.73       $  593.54      $12,464.27         $ 73.54       $12,390.73
    6                 $12,390.73       $  619.54      $13,010.27         $ 76.76       $12,933.51
    7                 $12,933.51       $  646.68      $13,580.18         $ 80.12       $13,500.06
    8                 $13,500.06       $  675.00      $14,175.06         $ 83.63       $14,091.43
    9                 $14,091.43       $  704.57      $14,796.00         $ 87.30       $14,708.70
    10                $14,708.70       $  735.44      $15,444.14         $ 91.12       $15,353.02
                                       ---------                         -------
    Cumulative                         $6,110.05                         $757.04




29




                                          Ohio Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                      Hypothetical                    Expenses        Hypothetical
                    Hypothetical      Performance    Investment   (Current Expense       Ending
    Year              Investment       Earnings     After Returns   Ratio = .85%)      Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00       $   89.25       $10,410.75
    2                 $10,410.75       $  520.54      $10,931.29       $   92.92       $10,838.37
    3                 $10,838.37       $  541.92      $11,380.29       $   96.73       $11,283.56
    4                 $11,283.56       $  564.18      $11,847.74       $  100.71       $11,747.03
    5                 $11,747.03       $  587.35      $12,334.38       $  104.84       $12,229.54
    6                 $12,229.54       $  611.48      $12,841.02       $  109.15       $12,731.87
    7                 $12,731.87       $  636.59      $13,368.46       $  113.63       $13,254.83
    8                 $13,254.83       $  662.74      $13,917.57       $  118.30       $13,799.27
    9                 $13,799.27       $  689.96      $14,489.23       $  123.16       $14,366.08
    10                $14,366.08       $  718.30      $15,084.38       $  128.22       $14,956.16
                                       ---------                       ---------
    Cumulative                         $6,033.06                       $1,076.90



                                        Pennsylvania Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                     Hypothetical                      Expenses      Hypothetical
                     Hypothetical     Performance    Investment   (Current Expense      Ending
    Year              Investment       Earnings     After Returns   Ratio = .95%)     Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00       $   99.75       $10,400.25
    2                 $10,400.25       $  520.01      $10,920.26       $  103.74       $10,816.52
    3                 $10,816.52       $  540.83      $11,357.35       $  107.89       $11,249.45
    4                 $11,249.45       $  562.47      $11,811.92       $  112.21       $11,699.71
    5                 $11,699.71       $  584.99      $12,284.70       $  116.70       $12,167.99
    6                 $12,167.99       $  608.40      $12,776.39       $  121.38       $12,655.02
    7                 $12,655.02       $  632.75      $13,287.77       $  126.23       $13,161.53
    8                 $13,161.53       $  658.08      $13,819.61       $  131.29       $13,688.32
    9                 $13,688.32       $  684.42      $14,372.74       $  136.54       $14,236.20
    10                $14,236.20       $  711.81      $14,948.01       $  142.01       $14,806.00
                                       ---------                       ---------
    Cumulative                         $6,003.75                       $1,197.75



                                        Virginia Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                     Hypothetical                      Expenses       Hypothetical
                     Hypothetical     Performance    Investment    (Current Expense      Ending
    Year              Investment       Earnings     After Returns   Ratio = .72%)      Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00         $ 75.60       $10,424.40
    2                 $10,424.40       $  521.22      $10,945.62         $ 78.81       $10,866.81
    3                 $10,866.81       $  543.34      $11,410.15         $ 82.15       $11,328.00
    4                 $11,328.00       $  566.40      $11,894.40         $ 85.64       $11,808.76
    5                 $11,808.76       $  590.44      $12,399.20         $ 89.27       $12,309.92
    6                 $12,309.92       $  615.50      $12,925.42         $ 93.06       $12,832.36
    7                 $12,832.36       $  641.62      $13,473.97         $ 97.01       $13,376.96
    8                 $13,376.96       $  668.85      $14,045.81         $101.13       $13,944.68
    9                 $13,944.68       $  697.23      $14,641.91         $105.42       $14,536.49
    10                $14,536.49       $  726.82      $15,263.32         $109.90       $15,153.42
                                       ---------                         -------
    Cumulative                         $6,071.42                         $918.00



                            Intermediate Diversified Municipal Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                     Hypothetical                      Expenses       Hypothetical
                     Hypothetical     Performance     Investment   (Current Expense      Ending
    Year              Investment       Earnings     After Returns    Ratio = .87%)     Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00       $   91.35       $10,408.65
    2                 $10,408.65       $  520.43      $10,929.08       $   95.08       $10,834.00
    3                 $10,834.00       $  541.70      $11,375.70       $   98.97       $11,276.73
    4                 $11,276.73       $  563.84      $11,840.57       $  103.01       $11,737.55
    5                 $11,737.55       $  586.88      $12,324.43       $  107.22       $12,217.21
    6                 $12,217.21       $  610.86      $12,828.07       $  111.60       $12,716.47
    7                 $12,716.47       $  635.82      $13,352.29       $  116.16       $13,236.12
    8                 $13,236.12       $  661.81      $13,897.93       $  120.91       $13,777.02
    9                 $13,777.02       $  688.85      $14,465.87       $  125.85       $14,340.02
    10                $14,340.02       $  717.00      $15,057.02       $  131.00       $14,926.02
                                       ---------                       ---------
    Cumulative                         $6,027.19                       $1,101.17




30




                            Intermediate California Municipal Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                      Hypothetical                     Expenses       Hypothetical
                     Hypothetical     Performance    Investment    (Current Expense      Ending
    Year              Investment       Earnings     After Returns    Ratio = .88%)     Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00       $   92.40       $10,407.60
    2                 $10,407.60       $  520.38      $10,927.98       $   96.17       $10,831.81
    3                 $10,831.81       $  541.59      $11,373.40       $  100.09       $11,273.32
    4                 $11,273.32       $  563.67      $11,836.98       $  104.17       $11,732.82
    5                 $11,732.82       $  586.64      $12,319.46       $  108.41       $12,211.05
    6                 $12,211.05       $  610.55      $12,821.60       $  112.83       $12,708.77
    7                 $12,708.77       $  635.44      $13,344.21       $  117.43       $13,226.78
    8                 $13,226.78       $  661.34      $13,888.12       $  122.22       $13,765.90
    9                 $13,765.90       $  688.30      $14,454.20       $  127.20       $14,327.00
    10                $14,327.00       $  716.35      $15,043.35       $  132.38       $14,910.97
                                       ---------                       ---------
    Cumulative                         $6,024.25                       $1,113.28



                              Intermediate New York Municipal Portfolio
    ----------------------------------------------------------------------------------------------
                                                                     Hypothetical
                                      Hypothetical                     Expenses       Hypothetical
                     Hypothetical     Performance     Investment   (Current Expense      Ending
    Year              Investment       Earnings     After Returns    Ratio = .88%)     Investment
    --------        -------------   -------------   -------------   -------------    -------------
    1                 $10,000.00       $  500.00      $10,500.00       $   92.40       $10,407.60
    2                 $10,407.60       $  520.38      $10,927.98       $   96.17       $10,831.81
    3                 $10,831.81       $  541.59      $11,373.40       $  100.09       $11,273.32
    4                 $11,273.32       $  563.67      $11,836.98       $  104.17       $11,732.82
    5                 $11,732.82       $  586.64      $12,319.46       $  108.41       $12,211.05
    6                 $12,211.05       $  610.55      $12,821.60       $  112.83       $12,708.77
    7                 $12,708.77       $  635.44      $13,344.21       $  117.43       $13,226.78
    8                 $13,226.78       $  661.34      $13,888.12       $  122.22       $13,765.90
    9                 $13,765.90       $  688.30      $14,454.20       $  127.20       $14,327.00
    10                $14,327.00       $  716.35      $15,043.35       $  132.38       $14,910.97
                                       ---------                       ---------
    Cumulative                         $6,024.25                       $1,113.28



INVESTING IN THE PORTFOLIOS
-------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Portfolio that are offered in this Prospectus. The Portfolios offer three classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different on-going distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The Pros and Cons of Different Share Classes" below. Keep in mind that only Class A shares offer Quantity Discounts on sales charges, as described more fully under "Sales Charge Reduction Programs" below. Also, you can learn more about payments to brokers, financial planners, banks, insurance companies, registered investment advisors, pension plan consultants or other "financial intermediaries" who distribute shares of the Portfolios and your individual financial advisor under "Payments to Financial Advisors and their Firms."

HOW TO BUY SHARES

Class A, Class B and Class C Shares

You may purchase a Portfolio's Class A, Class B, or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Portfolios' principal underwriter, AllianceBernstein Investment Research and Management, Inc., or ABIRM.

Purchases Minimums and Maximums

Minimums:*

    -- Initial:               $2,500
    -- Subsequent:            $   50


* These purchase minimums may not apply to accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. Please see "Automatic Investment Program" and "Retirement and Employee Benefit Plans", respectively, below. Additionally, these investment minimums do not apply to persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM.

Maximum Individual Purchase Amount:

    -- Class A shares           None
    -- Class B shares     $  100,000
    -- Class C Shares     $1,000,000


Your broker or financial advisor must receive your purchase request by 4:00 p.m., Eastern time, and submit it to the Portfolio by a pre-arranged time for you to receive the next-determined net asset value or NAV, less any applicable initial sales charge.

If you are an existing Portfolio shareholder and you have completed the appropriate section of the Subscription Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. Alliance Global Investor Services, Inc., or AGIS, must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

Retirement and Employee Benefit Plans

Special eligibility rules apply to some retirement and employee benefit plans. Although the Portfolios offer their shares to various types of tax-deferred accounts as described below, investments in the Portfolios may not be appropriate for tax-deferred accounts because the Portfolios' returns consist primarily of tax-exempt interest income. Except as indicated, there are no investment minimums for the plans listed below. Class A shares are available to:

o SEPs, traditional and ROTH IRAs (the minimums listed in the table above apply);

o  SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans;



31



o all 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Portfolio ("group retirement plans") with assets of $1,000,000 or more;

o AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 automatic investment program monthly minimum);

o  AllianceBernstein-sponsored group retirement plans;

o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans; and

o certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Portfolio.

Class B shares are generally not available to group retirement plans; however, group retirement plans that selected Class B shares as an investment alternative under their plan before September 2, 2003 may continue to purchase Class B shares.

Class C shares are available to:

o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees; and

o  group retirement plans with plan assets of less than $1,000,000.

Required Information

A Portfolio is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Portfolio may also ask to see other identifying documents. If you do not provide the information, the Portfolio will not be able to open your account. If a Portfolio is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Portfolio believes it has identified potentially criminal activity, the Portfolio reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a NASD member firm.

A Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Portfolio with his or her certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your Subscription Application.

General

ABIRM may refuse any order to purchase shares. Each Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (12b-1 fees), initial sales charges and/or contingent deferred sales charges ("CDSCs"). Please see below for a discussion of how CDSCs are calculated. Only Class A shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."


-------------------------------------------------------------------------------

WHAT IS A RULE 12b-1 FEE?

A Rule 12b-1 fee is a fee deducted from a fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's 12b-1 fee, if any, is disclosed below and in the relevant Portfolio's fee table near the front of the Prospectus.

-------------------------------------------------------------------------------

Asset-based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees

Each Portfolio has adopted plans under Commission Rule 12b-1 that allow the Portfolio to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Portfolio's shares is:


                     Distribution and/or Service
                 (Rule 12b-1) Fee (as a Percentage
                       of Aggregate Average
                         Daily Net Assets)
               --------------------------------------
Class A                          .30%
Class B                         1.00%
Class C                         1.00%


Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher Rule 12b-1 fees than Class A shares. (Class B shares are subject to these higher fees for a period of six years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

Class A Shares--Initial Sales Charge Alternative

You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Purchases of Class A shares in excess of $1,000,000 are not subject to a sales charge but, if redeemed within one year, may be subject to a CDSC of up to 1%.

Class B Shares--Deferred Sales Charge Alternative

You can purchase Class B shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Portfolio. Your investment, however, is subject to a CDSC if you redeem shares within three years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:


    Year Since Purchase          CDSC
    -------------------         ------
    First                        3.0%
    Second                       2.0%
    Third                        1.0%
    Fourth                       None



32



If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to the Class B shares received. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

Class B shares purchased for cash automatically convert to Class A shares six years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

Class C Shares--Asset-Based Sales Charge Alternative

You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Portfolio. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Portfolio.

-------------------------------------------------------------------------------

HOW IS THE CDSC CALCULATED?

The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Portfolio shares acquired through an exchange, the cost of the AllianceBernstein mutual fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest

-------------------------------------------------------------------------------

SALES CHARGE REDUCTION PROGRAMS

This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to a Portfolio or your financial intermediary in order to be eligible for sales charge reduction programs.

Information about sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.AllianceBernstein.com (click on "Individual Investors--U.S." and then "Reducing or Eliminating Sales Charges"). More information on Breakpoints and other sales charge waivers is available in each Portfolio's SAI.

Required Shareholder Information and Records

In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Portfolio that the shareholder qualifies for a reduction. Without notification, the Portfolio is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide information or records to his or her financial intermediary or a Portfolio to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Portfolio or other AllianceBernstein Mutual Funds held in:

o all of the shareholder's accounts at the Portfolios or a financial intermediary;

o  any account of the shareholder at another financial intermediary; and

o accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

Breakpoints or Quantity Discounts Offered by the Portfolios

The Portfolios offer investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Quantity Discounts allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A shares of a Portfolio is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, 1-year CDSC may apply.

The sales charge schedule of Class A share Quantity Discounts is as follows:


                                    Initial Sales Charge
                              --------------------------------
                                  as % of          as % of
                                 Net Amount        Offering
Amount Purchased                  Invested          Price
                               --------------   --------------
Up to $100,000                      4.44%            4.25%
$100,000 up to $250,000             3.36             3.25
$250,000 up to $500,000             2.30             2.25
$500,000 up to $1,000,000           1.78             1.75
$1,000,000 and above                0.00             0.00

Rights of Accumulation

To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Portfolio with the value of existing investments in the Portfolio, any other AllianceBernstein Mutual Fund, AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the shareholder, his or her spouse, or child under the age of 21 is the participant. The AllianceBernstein Mutual Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges

A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Portfolio into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Portfolio or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by:



33




o an individual, his or her spouse, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts;

o a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

o  the employee benefit plans of a single employer; or

o any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Portfolio.

Letter of Intent

An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, the Portfolios offer a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares of the Portfolio or any AllianceBernstein Mutual Fund within 13 months. The Portfolio will then apply the Quantity Discount to each of the investor's purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Portfolio will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase shares under a single Letter of Intent.

Other Programs

Class A shareholders may be able to purchase additional Class A shares with a reduced or eliminated sales charge through the following AllianceBernstein programs: Dividend Reinvestment Program, Dividend Direction Plan and Reinstatement Privilege. These additional programs are described under "CDSC Waivers and Other Programs" below.

Class A Shares--Sales at NAV

The Portfolios may sell their Class A shares at NAV without an initial sales charge to some categories of investors, including:

o  all AllianceBernstein-sponsored group retirement plans;

o  group retirement plans;

o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees;

o investment management clients of Alliance or its affiliates, including clients and prospective clients of Alliance's AllianceBernstein Institutional Investment Management division;

o present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of Alliance, ABIRM, AGIS and their affiliates or their spouses, siblings, direct ancestors or direct descendants or any trust, individual retirement account or retirement plan account for the benefit of such person;

o officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person; or

o persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM, under which persons pay an asset-based fee for service in the nature of investment advisory or administrative services.

CDSC WAIVERS AND OTHER PROGRAMS

-------------------------------------------------------------------------------

Here Are Some Ways To Avoid Or Minimize Charges On Redemption

-------------------------------------------------------------------------------

CDSC Waivers

The Portfolios will waive the CDSCs on redemptions of shares in the following circumstances, among others:

o  permitted exchanges of shares;

o  following the death or disability of a shareholder;

o if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2; or

o if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program

Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Portfolio under the Portfolio's Dividend Reinvestment Program. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

Dividend Direction Plan

A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Portfolio, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein Mutual Fund(s).

Automatic Investment Program

The Automatic Investment Program allows investors to purchase shares of a Portfolio through pre-authorized transfers of funds from the investor's bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or (ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more. Shareholders committed to monthly investments of $25 or more through the Automatic Investment Program by October 15, 2004 will be able to continue their Automatic Investment Program despite the $50 monthly minimum discussed above. Please see a Portfolio's SAI for more details.



34



Reinstatement Privilege

A shareholder who has redeemed all or any portion of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of a Portfolio at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date, and, for Class B shares, a CDSC has been paid and ABIRM has approved, at its discretion, the reinstatement of the shares.

Systematic Withdrawal Plan

The Portfolios offer a systematic withdrawal plan that permits the redemption of Class B or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of a Portfolio account would be free of a CDSC. Shares would be redeemed so that Class B shares not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) would be redeemed first and Class B shares that are held the longest would be redeemed next. For Class C shares, shares held the longest would be redeemed first.

SPECIAL DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS

Each Portfolio offers special distribution arrangements for group retirement plans and employee benefit plans, including employer-sponsored, tax-qualified 401(k) plans, and other defined contribution plans (the "Plans"). However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for the Plans as to the purchase, sale or exchange of shares of a Portfolio, including maximum and minimum initial investment requirements, which are different from those described in this Prospectus and a Portfolio's SAI. Therefore, plan sponsors or fiduciaries may not impose the same share class eligibility standards as set forth in the Prospectus and a Portfolio's SAI. The Plans also may not offer all classes of shares of a Portfolio. A Portfolio is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

Class A shares are available at NAV to all AllianceBernstein-sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and to AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees. Class A shares are also available at NAV to group retirement plans with plan assets of $1,000,000 or more. When a non-AllianceBernstein sponsored group retirement plan terminates a Portfolio as an investment option, all investments in Class A shares of that Portfolio through the plan are subject to a 1%, 1-year CDSC upon redemption. Furthermore, when a group retirement plan ceases to participate in an AllianceBernstein-sponsored group retirement plan program, investments in the Portfolios' Class A shares through the plan are subject to a 1%, 1-year CDSC upon redemption.

Class C shares are available to group retirement plans with plan level assets of less than $1,000,000 and to AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees.

THE "PROS" AND "CONS" OF DIFFERENT SHARE CLASSES

The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower 12b-1 fees, are designed for investors with a long-term investing time frame.

Although investors in Class B shares do not pay an initial sales charge, Class B shares can be more costly than Class A shares over the long run due to their substantially higher 12b-1 fees. Class B shares redeemed within three years of purchase are also subject to a CDSC. Class B shares are designed for investors with an intermediate-term investing time frame.

Class C shares should not be considered as a long-term investment because they do not convert to Class A shares and are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.

Your financial intermediary may receive differing compensation for selling Class A, Class B, or Class C shares. See "Payments to Financial Advisors and their Firms" below.

Choosing a Class of Shares for Group Retirement Plans

Group retirement plans with plan assets of $1,000,000 or more are eligible to purchase Class A shares at NAV. In addition, under certain circumstances, the 1%, 1-year CDSC may be waived. Class B shares are generally not available to group retirement plans. Class C shares are available to group retirement plans with plan level assets of less than $1,000,000.

Other

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of Class A, Class B or Class C shares made through your financial advisor. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Portfolios, including requirements as to the minimum initial and subsequent investment amounts.

You should consult your financial advisor for assistance in choosing a class of Portfolio shares.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS

Financial intermediaries market and sell shares of the Portfolios. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Portfolios. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Portfolios may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.



35



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What is a Financial Intermediary?

A financial intermediary is a firm that receives compensation for selling shares of the Portfolios offered in this prospectus and/or provides services to the Portfolios' shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis.

-------------------------------------------------------------------------------

In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABIRM to financial intermediaries selling Class A shares. ABIRM may also pay these financial intermediaries a fee of up to 1% on purchases of $1,000,000 or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

In the case of Class B shares, ABIRM will pay, at the time of your purchase, a commission to financial intermediaries selling Class B Shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

In the case of Class C shares, ABIRM will pay, at the time of your purchase, a commission to firms selling Class C Shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.


-------------------------------------------------------------------------------

Your financial advisor's firm receives compensation from the Portfolios, ABIRM and/or Alliance in several ways from various sources, which include some or all of the following:

-  upfront sales commissions

-  12b-1 fees

-  additional distribution support

-  defrayal of costs for educational seminars and training

- payments related to providing shareholder record-keeping and/or transfer agency services

Please read the Prospectus carefully for information on this compensation.

-------------------------------------------------------------------------------

Other Payments for Distribution Services and Educational Support

In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABIRM, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

For 2005, ABIRM's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $17,500,000. In 2004, ABIRM paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $16,000,000 for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABIRM access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABIRM's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

The Portfolios and ABIRM also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell
AllianceBernstein Mutual Fund shares. Please see "Management of the Portfolios--Transfer Agency and Retirement Plan Services" below. These expenses paid by the Portfolios are included in "Other Expenses" under "Fees and Expenses of the Portfolios - Annual Portfolio Operating Expenses" in the Prospectus.



36



-------------------------------------------------------------------------------

If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Portfolios, Alliance, ABIRM and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

-------------------------------------------------------------------------------

As of the date of this Prospectus, ABIRM anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

    A.G. Edwards
    AIG Advisor Group
    American Express Financial Advisors
    AXA Advisors
    Banc of America
    Bank One Securities Corp.
    Charles Schwab
    Chase Investment Services
    Citigroup Global Markets
    Commonwealth Financial
    IFMG Securities
    ING Advisors Network
    Legg Mason
    Lincoln Financial Advisors
    Linsco Private Ledger
    Merrill Lynch
    Morgan Stanley
    Mutual Service Corporation
    National Financial
    NPH Holdings
    PFS Investments
    Piper Jaffray
    Raymond James
    RBC Dain Rauscher
    Securities America
    SunTrust Bank
    UBS Financial
    Uvest Financial Services
    Wachovia Securities
    Wells Fargo

Although the Portfolios may use brokers who sell shares of the Portfolios to effect portfolio transactions, the Portfolios do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers to effect portfolio transactions.

HOW TO EXCHANGE SHARES

You may exchange your Portfolio shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange by mail or telephone. In order to receive a day's NAV, AGIS must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Portfolios may modify, restrict, or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES

You may "redeem" your shares (i.e., sell your shares to a Portfolio) on any day the Exchange is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Portfolio receives your redemption request in proper form. Normally, redemption proceeds are sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Portfolio is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

o  Selling Shares Through Your Broker or Financial Advisor

Your broker or financial advisor must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Portfolio by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your broker or financial advisor is responsible for submitting all necessary documentation to the Portfolio and may charge you a fee for this service.

o  Selling Shares Directly to the Portfolio

By Mail:

o Send a signed letter of instruction or stock power, along with certificates, to:

Alliance Global Investor Services
P.O. Box 786003
San Antonio, TX 78278-6003

o  For certified or overnight deliveries, send to:

Alliance Global Investor Services
8000 IH 10 W, 4th floor
San Antonio, TX 78230

o For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AGIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone:

o You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.



37



o AGIS must receive and confirm a telephone redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

o If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

o Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check may not exceed $50,000 per day.

o Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

Each Portfolio's Board of Directors/Trustees has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Portfolio shares or excessive or short-term trading that may disadvantage long-term Portfolio shareholders. These policies are described below. The Portfolio reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-term Trading Generally. While the Portfolios will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Portfolio's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio's shares may force the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Portfolio may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Portfolio may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Portfolio performance.

Significant investments in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price (referred to as "time zone arbitrage"). This risk is generally not applicable to the Portfolios because they do not invest in foreign securities.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Portfolios may be adversely affected by price arbitrage because they significantly invest in municipal bonds, which may be thinly traded or traded infrequently.

Policy Regarding Short-term Trading. Purchases and exchanges of shares of the Portfolios should be made for investment purposes only. The Portfolios seek to prevent patterns of excessive purchases and sales or exchanges of Portfolio shares. The Portfolios will seek to prevent such practices to the extent they are detected by the procedures described below. The Portfolios reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

o Transaction Surveillance Procedures. The Portfolios, through their agents, ABIRM and AGIS, maintain surveillance procedures to detect excessive or short-term trading in Portfolio shares. This surveillance process involves several factors, which include scrutinizing transactions in Portfolio shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Portfolio shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Portfolios may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

o Account Blocking Procedures. If the Portfolios determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Portfolio account(s) will be immediately "blocked" and



38



no future purchase or exchange activity will be permitted. However, sales of Portfolio shares back to a Portfolio or redemptions will continue to be permitted in accordance with the terms of the Portfolio's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Portfolio that the account holder did not or will not in the future engage in excessive or short-term trading.

o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Portfolios, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Portfolios seek to apply their surveillance procedures to these omnibus account arrangements. If an intermediary does not have the capabilities, or declines, to provide individual account level detail to the Portfolios, the Portfolios will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets is detected, the Portfolio will notify the intermediary and request that the intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Portfolio that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Portfolio shares. For certain retirement plan accounts, the Portfolios may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Portfolio shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Portfolio will continue to monitor the turnover attributable to an intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in a Portfolio that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Portfolio shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Portfolios and their agents to detect excessive or short duration trading in Portfolio shares, there is no guarantee that the Portfolios will be able to identify these shareholders or curtail their trading practices. In particular, the Portfolios may not be able to detect excessive or short-term trading in Portfolio shares attributable to a particular investor who effects purchase and/or exchange activity in Portfolio shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Portfolio shares.

HOW THE PORTFOLIOS VALUE THEIR SHARES

Each Portfolio's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Portfolio invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Portfolio.

The Portfolios value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of a Portfolio's Board of Directors/Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. A Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Portfolios expect to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Portfolios may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Portfolios believe that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.



39



Subject to the Board's oversight, each Portfolio's Board has delegated responsibility for valuing a Portfolio's assets to Alliance. Alliance has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Portfolio's assets on behalf of the Portfolio. The Valuation Committee values Portfolio assets as described above.

Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by the Portfolio.



GLOSSARY
-------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

AMT-Exempt bonds are municipal securities with interest that is not subject to the AMT.

AMT-Subject bonds are municipal securities with interest that is an item of "tax preference" and thus subject to the AMT when received by a person in a tax year during which the person is subject to the AMT. These securities are primarily private activity bonds, including revenue bonds.

Bonds are fixed, floating and variable rate debt obligations and may include zero coupon securities.

High Quality Commercial Notes are commercial notes rated MIG-2 (or VMIG-2) or higher by Moody's or SP-2 or higher by S&P.

Insured Securities are municipal securities that are insured as to the payment of principal and interest.

Lower-rated municipal securities are municipal securities rated Ba or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Medium-quality municipal securities are municipal securities rated A or Baa by Moody's, or A or BBB by S&P or Fitch, or determined by Alliance to be of equivalent quality.

Municipal securities are debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, duly constituted authorities and corporations. Municipal securities include municipal bonds, which are intended to meet longer-term capital needs and municipal notes, which are intended to fulfill short-term capital needs.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.

Zero coupon securities are bonds, notes and other debt securities issued without interest coupons.

COMPANIES AND RATING AGENCIES

Fitch is Fitch Ratings, the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff &Phelps Credit Rating Co.

Moody's is Moody's Investors Service, Inc.

S&P is Standard & Poor's Ratings Services.

OTHER

AMT is the federal alternative minimum tax.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

1940 Act is the Investment Company Act of 1940, as amended.

Securities Act is the Securities Act of 1933, as amended.


DESCRIPTION OF THE PORTFOLIOS
-------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Portfolio's investment objectives and principal strategies and risks. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

o Additional discussion of the Portfolios' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices and Additional Risk Considerations following this section.

o Additional descriptions of each Portfolio's strategies, investments and risks, as well as other strategies and investments not described below, may be found in the Portfolio's SAI.


o Except as noted, (i) the Portfolios' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Portfolios' investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities held by a Portfolio after they are purchased by the Portfolio will not cause the Portfolio to be in violation of such limitation.


INVESTMENT OBJECTIVES

AllianceBernstein Municipal Portfolios:

The investment objective of each AllianceBernstein Municipal Portfolio, other than the Insured California Portfolio, is to earn the highest level of current income, exempt from Federal and state taxation to the extent described in this Prospectus, that is available without assuming what Alliance considers to be undue risk, by investing principally in high-yielding, predominantly medium quality, municipal securities. The investment objective of the Insured California Portfolio is to provide as high a level of


40


current income, exempt from Federal income tax and California personal income tax as is consistent with preservation of capital.

AllianceBernstein Intermediate Municipal Portfolios:

The investment objective of each AllianceBernstein Intermediate Municipal Portfolio is to provide safety of principal and maximize total return after taking account of federal taxes (and, in the case of the Intermediate California Municipal Portfolio, California state taxes and in the case of the Intermediate New York Municipal Portfolio, New York state and local taxes). The investment objectives of the AllianceBernstein Intermediate Municipal Portfolios are not fundamental.

PRINCIPAL POLICIES

AllianceBernstein Municipal Portfolios:

As a matter of fundamental policy, each AllianceBernstein Municipal Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities with interest which is exempt from federal income tax (including AMT for the Insured National Portfolio and Insured California Portfolio). For purposes of this policy, net assets include any borrowings for investment purposes. Each AllianceBernstein Municipal Portfolio invests at least 75% of its total assets in municipal securities rated Baa or higher by Moody's or BBB or higher by S&P or Fitch, or, if unrated, determined by Alliance to be of equivalent quality. The average dollar weighted maturity of the securities in each AllianceBernstein Municipal Portfolio will normally range between 10 and 30 years.

Each AllianceBernstein Municipal Portfolio also may invest up to 35% of its total assets in zero coupon securities.

National and Insured National Portfolios. The Insured National Portfolio also invests, under normal circumstances, at least 80% of its net assets in insured securities. For purposes of this policy, net assets include any borrowings for investment purposes. This policy may not be changed without 60 days' prior written notice to shareholders. As a matter of fundamental policy, the Insured National Portfolio, under normal circumstances, invests at least 65% of its total assets in insured securities. The National and Insured National Portfolios may invest 25% or more of their total assets in municipal securities whose issuers are located in the same state. The National Portfolio invests in, and is permitted to invest without limit in, AMT-Subject bonds and the Insured National Portfolio invests principally in AMT-Exempt bonds.

State Portfolios. As a matter of fundamental policy, each State Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state's income tax, or in the case of Florida, the Florida intangible personal property tax. For purposes of this policy, net assets include any borrowings for investment purposes. Each State Portfolio is non-diversified and, except for the Insured California Portfolio, may invest without limit in AMT-Subject bonds.

The Insured California Portfolio invests, under normal circumstances, at least 80% of its net assets in insured securities. For purposes of this policy, net assets include any borrowings for investment purposes. This policy may not be changed without 60 days' prior written notice to shareholders. As a matter of fundamental policy, the Insured California Portfolio, under normal circumstances, invests at least 65% of its total assets in insured securities.

Each State Portfolio may invest in municipal securities issued by governmental entities (for example, U.S. territories) outside the named state if the municipal securities generate interest exempt from federal income tax and personal income tax (or the Florida intangible personal property tax) in the named state. When Alliance believes that municipal securities of the named state that meet a State Portfolio's quality standards are not available, any State Portfolio may invest up to 20% of its total assets in securities whose interest payments are only federally tax-exempt.

AllianceBernstein Intermediate Municipal Portfolios:

As a matter of fundamental policy, each AllianceBernstein Intermediate Municipal Portfolio invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, each of the Intermediate State Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities issued by the named state or its political subdivisions, or otherwise exempt from the named state's income tax. For purposes of these policies, net assets include any borrowings for investment purposes. Each Intermediate State Portfolio is non-diversified.

The Intermediate Diversified Municipal Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

Each AllianceBernstein Intermediate Municipal Portfolio will invest at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes.

Each AllianceBernstein Intermediate Municipal Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around 5 years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% should interest rates fall 1%. In managing an AllianceBernstein Intermediate Municipal Portfolio, Alliance may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. Alliance may moderately shorten the average duration of an AllianceBernstein Intermediate Municipal Portfolio when Alliance expects interest rates to rise and modestly lengthen average duration when Alliance anticipates that rates will fall.

Each AllianceBernstein Intermediate Municipal Portfolio also may:

o invest up to 20% of its total assets in fixed-income securities rated below investment grade (BB or B by national rating agencies);

o invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in Alliance's opinion, these securities will enhance the after-tax return for the Portfolio's investors;


41


o invest in certain types of mortgage-related securities such as "Interest Only" (IO) or "Principal Only" (PO) securities, and

o  use derivatives, such as options, futures, forwards and swaps.

Municipal Securities. The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as "general obligation" or "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Each Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Each AllianceBernstein Municipal Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolios may invest in municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which are AMT-Subject bonds and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, a Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.

The high tax-free yields sought by the Portfolios are generally obtainable from medium-quality municipal securities rated A or Baa by Moody's, or A or BBB by S&P or Fitch. It is expected that normally no AllianceBernstein Municipal Portfolio will retain a municipal security downgraded below Caa by Moody's and CCC by S&P and Fitch, or if unrated, determined by Alliance to have undergone similar credit quality deterioration. Alliance may, however, choose to retain such a security if it determines that doing so is in the best interests of the AllianceBernstein Municipal Portfolio and its shareholders; provided, however, that securities subject to such a downgrade will at no time comprise more than 10% of a Portfolio's net assets. No AllianceBernstein Intermediate Municipal Portfolio will retain a security downgraded below B by Moody's, S&P and Fitch.

Unrated municipal securities may be purchased by a Portfolio when Alliance believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.


As of the following Portfolios' fiscal years ended in 2004, the percentages of the Portfolios' total assets invested in securities rated in particular rating categories by S&P or, if not rated by S&P, considered by Alliance to be of equivalent quality to such ratings, and the percentage of the Portfolios' net assets invested in AMT-Subject bonds, were as follows:


                                                             BELOW       AMT-
                                                          INVESTMENT   SUBJECT
PORTFOLIO            AAA        AA        A        BBB       GRADE      BONDS
-------------      -------   -------   -------   -------   ---------   -------
Alliance-
Bernstein
Municipal
Portfolios:

National             35%       11%       17%       23%        14%        34%

Insured
  National           72        25         3        --         --          0

Arizona              58         6         8        15         13         20

California           52         4        14        21          9         22

Insured
  California         91         4         5        --         --          0

Florida              50        11        15         9         15         43

Massachusetts        51        21         7        16          5         37

Michigan             52        18        10         9         11         24

Minnesota            59        10        19         6          6         33

New Jersey           56        10        21         8          5         34

New York             37        20        23        10         10         32

Ohio                 54         6        22        12          6         31

Pennsylvania         44        17        13        19          7         45

Virginia             39        25        16         7         13         46

Alliance-
Bernstein
Intermediate
Municipal
Portfolios:

Intermediate
  Diversified
  Municipal          57        22        11         5          5          5

Intermediate
  California
  Municipal          61        16        15         4          4          6

Intermediate
  New York
  Municipal          50        30        13         3          4          6




42



In the 1990s, California undertook a large scale deregulation of its power utility industry. One aspect of this deregulation was a mandatory cap on energy prices that California utilities could charge to their customers. Subsequent increases in the market cost of energy purchased by California utilities caused these utilities to experience financial pressures. The California Portfolio holds municipal securities issued by Pacific Gas & Electric ("PG&E"), one of the utilities that experienced such difficulties. PG&E filed a voluntary petition for relief under Chapter 11 of the Bankruptcy Code in 2001, which negatively affected its credit ratings. However, in April of 2004, PG&E emerged from bankruptcy and its investment grade ratings were subsequently restored. Additionally, California state officials and the utilities have adopted a plan to ensure adequate, reliable and reasonably priced electric power and natural gas supplies.


All Portfolios may use derivatives, such as options, futures, forwards and swap transactions, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Alliance will sometimes use derivatives as part of a strategy designed to reduce other risks. Each Portfolio also may invest in municipal securities that have fixed, variable, floating, or inverse floating rates of interest.

Insurance Feature of the Insured National and Insured California Portfolios. The Insured National Portfolio and Insured California Portfolio normally invest at least 80% of their net assets in insured securities. Based upon the expected composition of each of the Insured National Portfolio and Insured California Portfolio, Alliance estimates that the annual premiums for insurance will range from .12 of 1% to .75 of 1% of the average net assets of each Portfolio. Although the insurance feature reduces certain financial risks, the premiums for insurance, which are paid from each of the Portfolio's assets, will reduce their current yields. Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional credit support. While insurance for municipal securities held by the Insured National Portfolio and Insured California Portfolio reduces credit risk by insuring that the Portfolios will receive payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates or other factors.

The Insured National Portfolio and Insured California Portfolio may obtain insurance on their municipal securities or purchase insured municipal securities covered by policies issued by any insurer having a claims-paying ability rated A or higher by Moody's, S&P or Fitch. No more than 25% of each Portfolio's total assets may be invested in insured municipal securities covered by policies issued by insurers having a claims-paying ability rated below AA by Moody's, S&P or Fitch.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

This section describes certain of the Portfolios' investment practices and associated risks. Unless otherwise noted, a Portfolio's use of any of these practices was specified in the previous section. There can be no assurance that at any given time a Portfolio will engage in any of these derivative or other practices.

Derivatives. The Portfolios may use derivatives to achieve their investment objectives. Derivatives are financial contracts whose value depend on, or is derived from, the value of an underlying asset, reference rate, or index. These assets, rates and indices may include bonds, stocks, mortgages, commodities, interest rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.


Derivatives can be used by investors such as the Portfolios to earn income and enhance returns, to hedge or adjust the risk profile of an investment portfolio, to obtain exposure to otherwise inaccessible markets or to manage the effective maturity or duration of fixed-income securities. Each of the Portfolios is permitted to use derivatives for one or more of these purposes, although most of the Portfolios generally use derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Portfolio shareholders. A Portfolio may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions. Alliance's use of derivatives is subject to continuous risk-assessment and ranked from the standpoint of each Portfolio's investment objectives and policies.


Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

There are four principal types of derivative instruments--options, futures, forwards and swaps--from which virtually any type of derivative transaction can be created.

o Options -- An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index). Likewise, when an option is exercised, the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index).

o Futures-- A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specified price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures


43


contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. Forward contracts are customized, privately-negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.


o Swaps-- A swap is a customized, privately-negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the "notional" principal amount). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standard swap documentation. As a result, the swap market has become well established and relatively liquid.

Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities" or "hybrid" investments. Examples of these securities are described below under "Variable, Floating and Inverse Floating Rate Instruments." No AllianceBernstein Intermediate Municipal Portfolio will invest more than 20% of its total assets in these investments.

While the judicious use of derivatives by highly-experienced investment managers, such as Alliance, can be quite beneficial, derivatives, involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Portfolio.


o Market Risk-- This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Portfolio's interest.

o Management Risk-- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to an investment portfolio, and the ability to forecast price and interest rate movements correctly.

o Credit Risk-- This is the risk that a loss may be sustained by a Portfolio as a result of the failure of the counterparty to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolios consider the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

o Liquidity Risk-- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

o Leverage Risk-- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

o Other Risks-- Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates, or indices they are designed to closely track. Consequently, a Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

Derivatives Used by the Portfolios. The following describes specific derivatives that one or more of the Portfolios may use.


Options on Municipal and U.S. Government Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios may write covered put and call options and purchase put and call options on municipal securities and U.S. Government securities that are traded on U.S. exchanges. Portfolios may also enter into options on the yield "spread" or yield differential between two securities. In contrast to other types of options, this option is based on the difference between the yields of designated securities, futures or other instruments. In addition, the Portfolios may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security. There are no specific limitations on the writing and purchasing of options by the AllianceBernstein Municipal Portfolios. No AllianceBernstein Intermediate Municipal Portfolio will write any option if immediately



44


thereafter, the aggregate value of the Portfolio's securities subject to outstanding options would exceed 25% of its net assets. In purchasing an option on securities, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss not greater than the premium paid for the option. Thus, a Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

A Portfolio may write a put or call option in return for a premium, which is retained by the Portfolio whether or not the option is exercised. Except with respect to uncovered call options written for cross-hedging purposes, none of the AllianceBernstein Municipal Portfolios will write uncovered call or put options. The AllianceBernstein Intermediate Municipal Portfolios will write only covered options or other derivatives or financial instruments. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written (or it holds a call option with an exercise price that is greater than that of the call option it has written, if the difference is maintained by the Portfolio in liquid assets in a segregated account). A put option written by a Portfolio is covered if the Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written or if the Portfolio maintains liquid assets in a segregated account with a value equal to the exercise price.

The risk involved in writing an uncovered put option is that there could be a decrease in the market value of the underlying securities. If this occurred, a Portfolio could be obligated to purchase the underlying security at a higher price than its current market value. Conversely, the risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security, and a Portfolio could be obligated to acquire the underlying security at its current price and sell it at a lower price. The risk of loss from writing an uncovered put option is limited to the exercise price of the option, whereas the risk of loss from writing an uncovered call option is potentially unlimited.

An AllianceBernstein Municipal Portfolio may write a call option on a security that it does not own in order to hedge against a decline in the value of a security that it owns or has the right to acquire, a technique referred to as "cross-hedging." An AllianceBernstein Municipal Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction exceeds that to be received from writing a covered call option, while at the same time achieving the desired hedge. The correlation risk involved in cross-hedging may be greater than the correlation risk involved from other hedging strategies.

The Portfolios may purchase or write privately negotiated options on securities. A Portfolio that purchases or writes privately negotiated options on securities will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Alliance has adopted procedures for monitoring the creditworthiness of such counterparties. Privately negotiated options purchased or written by a Portfolio may be illiquid, and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.

Futures Contracts and Options on Futures Contracts. Futures contracts that a Portfolio may buy and sell may include futures contracts on municipal securities or U.S. Government securities and contracts based on any index of municipal securities or U.S. Government securities.

Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by a Portfolio will be traded on U.S. exchanges and will be used only for hedging purposes. The AllianceBernstein Intermediate Municipal Portfolios may invest in options on futures contracts also to manage the effective maturity or duration of fixed-income securities.

No AllianceBernstein Municipal Portfolio will enter into a futures contract or option on a futures contract if immediately thereafter the market values of the outstanding futures contracts of the Portfolio and the futures contracts subject to outstanding options written by the Portfolio would exceed 50% of its total assets. No AllianceBernstein Intermediate Municipal Portfolio will write any option if, immediately thereafter, the aggregate value of the Portfolio's securities subject to outstanding options would exceed 25% of its net assets.


Swap Transactions. A swap transaction involves a swap agreement, which is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset, reference rate or index. A Portfolio will enter into swap transactions only with counterparties whose debt securities are rated at least A (or the equivalent) by at least one nationally recognized statistical rating organization and who are on the Adviser's approved list of swap counterparties for that Portfolio.

Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps and total return swaps. Most swap agreements provide that when the payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, the Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example,



45



fixed rate payments may be exchanged for floating rate payments;
dollar-denominated payments may be exchanged for non-dollar-denominated payments; and payments tied to the price of one asset, reference rate or index may be exchanged for payments tied to the price of another asset, reference rate or index.

o Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Portfolio may be either the buyer or seller in the transaction. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the Portfolio typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. As noted above, if a Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, the value of the reference obligation received by a Portfolio as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio.

o Interest Rate Swaps, Caps and Floors. Each Portfolio that may enter into interest rate swap, cap or floor transactions expects to do so primarily for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. The AllianceBernstein Intermediate Municipal Portfolios may also enter into these transactions as a duration management technique. The Portfolios do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or "notional") amount. Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

A Portfolio may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. There is no limit on the amount of interest rate transactions that may be entered into by a Portfolio that is permitted to enter into such transactions. No AllianceBernstein Intermediate Municipal Portfolio will use swaps to leverage the Portfolio. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, unless there is a counterparty default, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the counterparty to an interest rate transaction defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive.

The use of swap agreements by a Portfolio entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to a Portfolio's limitation on investments in illiquid securities.

Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by the Portfolio, if the Portfolio covers the transaction or segregates sufficient liquid assets.

The use of a swap transaction involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.



46



Forward Commitments. Each Portfolio may purchase or sell municipal securities on a forward commitment basis. Forward commitments are forward contracts for the purchase or sale of securities, including purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued" trade).


When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments helps a Portfolio to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. No forward commitments will be made by an AllianceBernstein Municipal Portfolio if, as a result, the Portfolio's aggregate forward commitments under such transactions would be more than 20% of its total assets.

A Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Portfolios enter into forward commitments, however, only with the intention of actually receiving securities or delivering them, as the case may be. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss.

Loans of Portfolio Securities. Each AllianceBernstein Intermediate Municipal Portfolio may make secured loans of its portfolio securities up to 30% of its total assets to brokers, dealers and financial institutions, provided that cash, liquid high grade debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Portfolio. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio will be exposed to the risk that the sale of any collateral realized upon a borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income earned from the securities. A Portfolio may invest any cash collateral directly or indirectly in short-term, high-quality debt instruments and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Portfolio's investment risks. The Portfolio will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights, and rights to dividends, interest or distributions. The Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan of portfolio securities.

Variable, Floating and Inverse Floating Rate Instruments. Fixed-income securities may have fixed, variable, or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly, or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

Each Portfolio may invest in variable rate demand notes, which are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

A Portfolio may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

Each Portfolio may invest in "inverse floaters," which are securities with two variable components that, when combined, result in a fixed interest rate. The "auction component" typically pays an interest rate that is reset periodically through an auction process, while the "residual component" pays a current residual interest rate based on the difference between the total interest paid on the securities and the auction rate paid on the auction component. A Portfolio may purchase both auction and residual components. When an inverse floater is in the residual mode (leveraged), the interest rate typically resets in the opposite direction from the variable or floating market rate of interest on which the floater is based. The degree of leverage inherent in inverse floaters is associated with a greater degree of volatility of market value, such that the market values of inverse floaters tend to decrease more rapidly during periods of rising interest rates, and increase more rapidly during periods of falling interest rates, than those of fixed-rate securities.

Zero Coupon Securities. Zero coupon securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securi-


47


ties usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and "lock in" a rate of return to maturity.

Illiquid Securities. Each Portfolio will limit its investments in illiquid securities to 15% (10% for the National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio, and Insured California Portfolio) of its net assets. Illiquid securities generally include, (i) direct placements or other securities for which there is no readily available market (e.g. when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, and
(iii) repurchase agreements not terminable within seven days. Rule 144A securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid. Alliance will monitor the liquidity of each Portfolio's Rule 144A portfolio securities. A Portfolio that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale.

Repurchase Agreements. A Portfolio may seek additional income by investing in repurchase agreements pertaining only to U.S. Government securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. A Portfolio requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, a Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. There is no percentage restriction on any Portfolio's ability to enter into repurchase agreements. The Portfolios may enter into repurchase agreements with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York).

Temporary Defensive Position. In attempting to respond to adverse market, economic, political, or other conditions, each Portfolio may invest without limit in other municipal securities that are in all other respects consistent with the Portfolio's investment policies. For temporary defensive purposes, each Portfolio also may invest without limit in high-quality municipal notes or variable rate demand obligations, or in taxable cash equivalents (limited, in the case of the Florida Portfolio, to short-term U.S. Government securities or repurchase agreements). While the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objective.

Portfolio Turnover. The portfolio turnover rate for each Portfolio is included in the Financial Highlights section. From time to time, the Portfolios may engage in active short-term trading to benefit from yield disparities among different issues of municipal securities, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. This trading will increase a Portfolio's rate of turnover and the incidence of short-term capital gain taxable as ordinary income. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by a Portfolio and its shareholders. The execution costs for municipal securities, however, are substantially less than those for equivalent dollar values of equity securities.


Portfolio Holdings. Each Portfolio's SAI includes a description of the policies and procedures that apply to disclosure of the Portfolio's portfolio holdings.

ADDITIONAL RISK CONSIDERATIONS


Municipal Securities. The value of each Portfolio's shares will fluctuate with the value of its investments. The value of each Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of a Portfolio's securities generally rise. Conversely, during periods of rising interest rates, the values of a Portfolio's securities generally decline.

In seeking to achieve a Portfolio's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities held by a Portfolio will be unavoidable. Moreover, medium- and lower-rated securities and unrated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Portfolio.

Investments in Lower-Rated Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P and Fitch (commonly known as "junk bonds"), are subject to greater risk of loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets.


48


Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification, attention to current developments and trends in interest rates, and economic and political conditions. There can, however, be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Portfolio's securities than would be the case if a Portfolio did not invest in lower-rated securities. In considering investments for a Portfolio, Alliance will attempt to identify issuers of lower-rated securities whose financial condition are adequate to meet future obligations, has improved, or is expected to improve in the future.

Leverage. When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. Each Portfolio may create leverage by using reverse repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money.

Unrated Securities. Alliance also will consider investments in unrated securities for a Portfolio when Alliance believes that the financial condition of the issuers of the securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to rated securities that are consistent with the Portfolio's objective and policies.

Non-diversified Status. Each of the State Portfolios and Intermediate State Portfolios is a "non-diversified" investment company, which means the Portfolio may invest more of its assets in a relatively smaller number of issuers. Because each State Portfolio and Intermediate State Portfolio will normally invest solely or substantially in municipal securities of a particular state, it is more susceptible to local risk factors than a geographically diversified municipal securities portfolio. These risks arise from the financial condition of a particular state and its municipalities. If state or local governmental entities are unable to meet their financial obligations, the income derived by the State Portfolios and Intermediate State Portfolios, their ability to preserve or realize appreciation of their portfolio assets and their liquidity could be impaired. Each Portfolio's SAI provides specific information about the state in which a Portfolio invests.


MANAGEMENT OF THE PORTFOLIOS
-------------------------------------------------------------------------------

INVESTMENT ADVISER AND PORTFOLIO MANAGER


Each Portfolio's Adviser is Alliance Capital Management L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international adviser supervising client accounts with assets as of September 30, 2004 totaling approximately $487 billion (of which approximately $162 billion represented assets of investment companies). As of September 30, 2004, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 39 of the nation's FORTUNE 100 companies), for public employee retirement funds in 40 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 50 registered investment companies managed by Alliance, comprising 125 separate investment portfolios, currently have approximately 6.8 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each Portfolio paid Alliance as a percentage of average daily net assets:

                                    Fee as a
                                 percentage of
                                 average daily       Fiscal
Portfolio                          net assets*     Year Ended
----------                       -------------   --------------
AllianceBernstein
Municipal Portfolios:

National Portfolio                   .20%           10/31/04
Insured National Portfolio           .45%           10/31/04
California Portfolio                 .37%           10/31/04
Insured California Portfolio         .47%           10/31/04
Arizona Portfolio                    .26%            9/30/04
Florida Portfolio                    .29%            9/30/04
Massachusetts Portfolio              .24%            9/30/04
Michigan Portfolio                   .42%            9/30/04a
Minnesota Portfolio                  .24%            9/30/04
New Jersey Portfolio                 .32%            9/30/04
New York Portfolio                   .14%           10/31/04
Ohio Portfolio                       .32%            9/30/04
Pennsylvania Portfolio               .39%            9/30/04
Virginia Portfolio                   .16%            9/30/04

AllianceBernstein Intermediate
Municipal Portfolios:

Intermediate Diversified
  Municipal Portfolio                .47%            9/30/04
Intermediate California
  Municipal Portfolio                .50%            9/30/04
Intermediate New York
  Municipal Portfolio                .49%            9/30/04


-------------------------------------------------------------------------------

* Fees are stated net of any waivers and/or reimbursements. See the subsection "Annual Portfolio Operating Expenses and Examples" in "Fees and Expenses of the Portfolios" for more information about fee waivers.


Alliance may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. Alliance may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Portfolios. Certain other clients of Alliance may have investment objectives and policies similar to those of the Portfolios. Alliance may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Portfolios. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of Alliance to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Alliance to the accounts involved, including the Portfolios. When two or more of the clients of Alliance (including the Portfolios) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.


49



The day-to-day management of and investment decisions for the Portfolios are made by the Municipal Bond Investment Team, comprised of senior Municipal Bond Investment Team members. The Municipal Bond Investment Team relies heavily on the fundamental analysis and research of Alliance's large internal research staff. No one person is principally responsible for making recommendations for the Portfolios' investments.


The Portfolios' SAIs have more detailed information about Alliance and other Portfolio service providers.

Legal Proceedings. As has been previously reported in the press, the Staff of the Commission and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating and will continue to cooperate with all of these authorities.


On December 18, 2003, Alliance confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Commission Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Commission Order. According to the Commission Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) Alliance agreed to implement changes to its governance and compliance procedures. Additionally, the Commission Order and the NYAG Order contemplate that Alliance's registered investment company clients, including the Portfolios, will introduce governance and compliance changes.

In anticipation of final definitive documentation of the NYAG Order and effective January 1, 2004, Alliance began waiving a portion of the advisory fee it receives for managing each of the AllianceBernstein Municipal Portfolios. On September 7, 2004, each of the AllianceBernstein Municipal Portfolios advisory agreement was amended to reflect the reduced advisory fee.


The special committee of Alliance's Board of Directors, comprised of the members of Alliance's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations.


In addition, the Independent Directors/Trustees of the AllianceBernstein Municipal Portfolios and the AllianceBernstein Intermediate Municipal Portfolios (the "Independent Directors") have designated an independent economic consultant and independent counsel to advise in the investigation of the above-mentioned matters.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Portfolios; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein
Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Sections 206 and 215 of the Investment Advisers Act of 1940. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, some of which name the AllianceBernstein Municipal Income Portfolios as defendants. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market timing and late trading in the District of Maryland.


As a result of the matters described above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


Alliance and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the Commission of charges that an unaffiliated broker-dealer violated federal securities laws relating to its receipt of compensation



50



for selling specific mutual funds and the disclosure of such compensation. The Commission has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The Commission and the National Association of Securities Dealers, Inc. ("NASD") have issued subpoenas to Alliance in connection with this matter and Alliance has provided documents and other information to the Commission and the NASD and is cooperating fully with their investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (the "Aucoin Complaint") was filed against Alliance, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Compliant names certain of the AllianceBernstein Mutual Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the 1940 Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of a Portfolio's shares or other adverse consequences to the Portfolio. However, Alliance believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Portfolios.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES

AGIS acts as the transfer agent for the Portfolios. AGIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders.

Many Portfolio shares are owned by financial intermediaries for the benefit of their customers. In those cases, the Portfolio often does not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. Retirement plans may hold Portfolio shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Portfolio, may be paid for each plan participant portfolio account in amounts up to $19 per account per annum and/or up to 0.20% per annum of the average daily assets held in the plan. To the extent any of these payments for retirement plan accounts are made by the Portfolio, they are included in the amount appearing opposite the caption "Other Expenses" found in the Portfolio expense tables under "Fees and Expenses of the Portfolios." In addition, financial intermediaries may be affiliates of entities that receive compensation from Alliance or ABIRM for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Financial intermediaries and their financial advisors may have an additional incentive to favor one fund complex over another or one class of shares over another because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class.

For more information, please refer to a Portfolio's SAI, call your financial advisor or visit our website at www.AllianceBernstein.com.



DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Portfolios declare dividends on their shares on each business day from the Portfolio's net investment income. Dividends on shares for Saturdays, Sundays and holidays will be declared on the previous business day. Each Portfolio pays dividends on its shares after the close of business on the twentieth day of each month or, if such day is not a business day, the first business day after that day. At your election (which you may change at least 30 days prior to the record date for a particular dividend or distribution), dividends and distributions are paid in cash or reinvested without charge in additional shares of the same class having an aggregate NAV as of the payment date of the dividend or distribution equal to the cash amount thereof.

If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Portfolio without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Portfolio.

There is no fixed dividend rate and there can be no assurance that a Portfolio will pay any dividends. The amount of any dividend or


51


distribution paid on shares of a Portfolio must necessarily depend upon the realization of income and capital gains from the Portfolio's investments.

TAXES


General

Distributions to shareholders out of tax-exempt interest income earned by a Portfolio are not subject to federal income tax. Under current tax law, some individuals and corporations may be subject to the AMT on distributions to shareholders out of income from the AMT-Subject bonds in which all Portfolios (other than the Insured National Portfolio and Insured California Portfolio) invest. Further, under current tax law, certain corporate taxpayers may be subject to the AMT based on their "adjusted current earnings." Distributions from a Portfolio that are excluded from gross income will be included in such corporation's "adjusted current earnings" for purposes of computation of the AMT. Distributions out of taxable interest, other investment income, and net realized short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains generally will be taxable to you as long-term capital gains. Since a Portfolio's investment income is derived from interest rather than dividends, no portion of its distributions will be eligible for the dividends-received deduction available to corporations, and for non-corporate shareholders no portion of such distributions will be treated as "qualified dividend income" taxable at a maximum rate of 15% (5% for individuals in lower tax brackets).


Interest on indebtedness incurred by shareholders to purchase or carry shares of a Portfolio is not deductible for federal income tax purposes. Further, persons who are "substantial users" (or related persons) of facilities financed by AMT-Subject bonds should consult their tax advisers before purchasing shares of a Portfolio.

If you buy shares just before a Portfolio deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a distribution, which may be taxable.

For tax purposes, an exchange is treated as a sale of Portfolio shares. The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes.

The Portfolios anticipate that substantially all of their dividends will be exempt from regular federal income taxes. Shareholders may be subject to state and local taxes on distributions from a Portfolio, including distributions that are exempt from federal income taxes. The Portfolios will report annually to shareholders the percentage and source of interest earned by a Portfolio that is exempt from federal income tax and, except in the case of the National Portfolio, Insured National Portfolio and Intermediate Diversified Municipal Portfolio, relevant state and local personal income taxes and, in the case of the Florida Portfolio, the portion of the net asset value of such Portfolio that is exempt from Florida intangible personal property tax.

Each investor should consult his or her own tax adviser to determine the tax status, with regard to his or her tax situation, of distributions from the Portfolios.


State Portfolios and Intermediate State Portfolios


Arizona Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Arizona individual, corporate and fiduciary income taxes. Distributions of capital gains will be subject to Arizona income taxes. Interest on indebtedness incurred to purchase or carry shares of the Portfolio generally will not be deductible for purposes of the Arizona income tax.

California, Insured California and Intermediate California Municipal Portfolios. It is anticipated that substantially all of the dividends paid by these Portfolios will be exempt from California personal income tax.

Florida Portfolio. It is anticipated that Portfolio shares will be exempt from the Florida intangible personal property tax. Florida does not impose an individual income tax. Dividends paid by the Portfolio to corporate shareholders will be subject to Florida corporate income tax.

Massachusetts Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from the Massachusetts personal and fiduciary income taxes. Distributions designated as attributable to capital gains, other than gains on certain Massachusetts municipal securities, are subject to the state personal and fiduciary income taxes at capital gains tax rates. Distributions paid to corporate shareholders are subject to the Massachusetts corporate excise tax.

Michigan Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Michigan income, intangible and single business taxes and from the uniform city income tax imposed by certain Michigan cities. Distributions representing income derived from the Portfolio from sources other than Michigan municipal securities and U.S. Government securities, including capital gains distributions, are subject to Michigan income and single business taxes.

Minnesota Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Minnesota personal and fiduciary income taxes. Certain individuals may be subject to the Minnesota alternative minimum tax on distributions attributable to Portfolio income from AMT-Subject bonds. Distributions to corporate shareholders are subject to the Minnesota franchise tax.

New Jersey Portfolio. It is anticipated that substantially all of the income dividends and capital gains distributions paid by the Portfolio to individuals and fiduciaries will be exempt from the New Jersey personal income tax. Exempt interest-dividends paid to a corporate shareholder will be subject to the New Jersey corporation business (franchise) tax.

New York Portfolio and Intermediate New York Municipal Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolios will be exempt from New York State and New York City personal and fiduciary income taxes. Distributions of capital gains will be subject to these taxes. Interest on indebtedness incurred to buy or carry shares of the Portfolios generally will not be deductible for New York income tax purposes. Distributions paid to corporate shareholders will be included in New York entire net income for purposes of the franchise tax. The value of shares of the


52


Portfolios will be included in computing investment capital or business capital (but not both) for purposes of the franchise tax.

Ohio Portfolio. It is anticipated that substantially all distributions of income and capital gains paid by the Portfolio will be exempt from the Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes, and will not be includable in the net income tax base of the Ohio franchise tax. Shares of the Portfolio will be included in a corporation's tax base for purposes of computing the Ohio corporate franchise tax on a net worth basis.

Pennsylvania Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Pennsylvania personal and fiduciary income taxes, the Philadelphia School District investment net income tax and Pennsylvania corporate net income tax, and that shares of the Portfolio will be exempt from Pennsylvania county personal property taxes (a tax which no county imposes at present). Distributions of capital gains will be subject to Pennsylvania individual, fiduciary and corporate income taxes but will not be taxable for purposes of the Philadelphia School District investment net income tax. Portfolio shares are included for purposes of determining a corporation's capital stock value subject to the Pennsylvania capital stock/franchise tax.

Virginia Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Virginia individual, estate, trust, and corporate income taxes. Distributions attributable to capital gains and gains recognized on the sale or other disposition of shares of the Portfolio (including the redemption or exchange of shares) generally will be subject to Virginia income taxes. Interest on indebtedness incurred to purchase or carry shares of the Portfolio generally will not be deductible for Virginia income tax purposes.


GENERAL INFORMATION
-------------------------------------------------------------------------------

Under unusual circumstances, a Portfolio may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. Each Portfolio reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephonic requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS's toll-free number, 800-221-5672. Some services are described in the Subscription Application. You may also request a shareholder's manual explaining all available services by calling 800-227-4618.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 1-800-221-5672. We will resume separate mailings for your account within 30 days of your request.


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Portfolio's financial performance for the past 5 years (or, if shorter, the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the independent registered public accounting firm of the National Portfolio, Insured National Portfolio, California Portfolio, Insured California Portfolio, Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, New York Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio, and by PricewaterhouseCoopers LLP, the independent registered public accounting firm of the Intermediate Diversified Municipal Portfolio, Intermediate California Municipal Portfolio and Intermediate New York Municipal Portfolio, whose reports, along with each Portfolio's financial statements, are included in each Portfolio's annual report, which is available upon request.



53




                                               Income from Investment Operations            Less Dividends and Distributions
                                          ------------------------------------------  -------------------------------------------
                                                          Net Gains
                               Net Asset      Net       or Losses on                   Dividends    Distributions
                                 Value,    Investment    Investments     Total from    from Net    in Excess of     Distributions
                               Beginning     Income    (both realized    Investment   Investment   Net Investment       from
  Fiscal Year or Period        of Period   (Loss)+(a)  and unrealized)   Operations     Income         Income       Capital Gains
  ---------------------       ----------  -----------  --------------  -------------  ----------  ---------------  --------------

National Portfolio

  Class A
  Year ended 10/31/04*           $ 9.96       $0.50          $0.17           $0.67       $(0.50)        $0.00           $0.00
  Year ended 10/31/03              9.80        0.52           0.18            0.70        (0.54)         0.00            0.00
  Year ended 10/31/02             10.34        0.54          (0.53)           0.01        (0.54)        (0.01)           0.00
  Year ended 10/31/01             10.14        0.54           0.21            0.75        (0.54)        (0.01)           0.00
  Year ended 10/31/00             10.02        0.55           0.12            0.67        (0.55)         0.00            0.00

  Class B
  Year ended 10/31/04*           $ 9.95       $0.43          $0.17           $0.60       $(0.43)        $0.00           $0.00
  Year ended 10/31/03              9.79        0.45           0.18            0.63        (0.47)         0.00            0.00
  Year ended 10/31/02             10.33        0.46          (0.52)          (0.06)       (0.47)        (0.01)           0.00
  Year ended 10/31/01             10.13        0.47           0.21            0.68        (0.47)        (0.01)           0.00
  Year ended 10/31/00             10.00        0.48           0.13            0.61        (0.48)         0.00            0.00

  Class C
  Year ended 10/31/04*           $ 9.95       $0.43          $0.18           $0.61       $(0.43)        $0.00           $0.00
  Year ended 10/31/03              9.79        0.45           0.18            0.63        (0.47)         0.00            0.00
  Year ended 10/31/02             10.34        0.47          (0.54)          (0.07)       (0.47)        (0.01)           0.00
  Year ended 10/31/01             10.13        0.47           0.22            0.69        (0.47)        (0.01)           0.00
  Year ended 10/31/00             10.00        0.48           0.13            0.61        (0.48)         0.00            0.00

Insured National Portfolio

  Class A
  Year ended 10/31/04*           $10.11       $0.44          $0.20           $0.64       $(0.46)        $0.00           $0.00
  Year ended 10/31/03              9.92        0.47           0.14            0.61        (0.42)         0.00            0.00
  Year ended 10/31/02             10.07        0.45          (0.14)           0.31        (0.45)        (0.01)           0.00
  Year ended 10/31/01              9.58        0.45           0.50            0.95        (0.45)        (0.01)           0.00
  Year ended 10/31/00              9.33        0.45           0.26            0.71        (0.45)        (0.01)           0.00

  Class B
  Year ended 10/31/04*           $10.09       $0.36          $0.19           $0.55       $(0.38)        $0.00           $0.00
  Year ended 10/31/03              9.89        0.40           0.16            0.56        (0.36)         0.00            0.00
  Year ended 10/31/02             10.05        0.37          (0.14)           0.23        (0.38)        (0.01)           0.00
  Year ended 10/31/01              9.56        0.38           0.50            0.88        (0.38)        (0.01)           0.00
  Year ended 10/31/00              9.31        0.40           0.26            0.66        (0.40)        (0.01)           0.00

  Class C
  Year ended 10/31/04*           $10.09       $0.37          $0.19           $0.56       $(0.38)        $0.00           $0.00
  Year ended 10/31/03              9.90        0.40           0.15            0.55        (0.36)         0.00            0.00
  Year ended 10/31/02             10.05        0.37          (0.13)           0.24        (0.38)        (0.01)           0.00
  Year ended 10/31/01              9.56        0.38           0.50            0.88        (0.38)        (0.01)           0.00
  Year ended 10/31/00              9.32        0.40           0.25            0.65        (0.40)        (0.01)           0.00

California Portfolio

  Class A
  Year ended 10/31/04*           $10.63       $0.51          $0.30           $0.81       $(0.51)        $0.00           $0.00
  Year ended 10/31/03             10.84        0.53          (0.19)           0.34        (0.55)         0.00            0.00
  Year ended 10/31/02             11.00        0.55          (0.15)           0.40        (0.54)        (0.02)           0.00
  Year ended 10/31/01             10.88        0.54           0.14            0.68        (0.54)        (0.02)           0.00
  Year ended 10/31/00             10.58        0.56           0.30            0.86        (0.56)         0.00            0.00

  Class B
  Year ended 10/31/04*           $10.63       $0.44          $0.30           $0.74       $(0.44)        $0.00           $0.00
  Year ended 10/31/03             10.84        0.46          (0.20)           0.26        (0.47)         0.00            0.00
  Year ended 10/31/02             11.00        0.47          (0.14)           0.33        (0.47)        (0.02)           0.00
  Year ended 10/31/01             10.88        0.46           0.15            0.61        (0.46)        (0.03)           0.00
  Year ended 10/31/00             10.58        0.48           0.30            0.78        (0.48)         0.00            0.00

  Class C
  Year ended 10/31/04*           $10.63       $0.44          $0.30           $0.74       $(0.44)        $0.00           $0.00
  Year ended 10/31/03             10.84        0.46          (0.20)           0.26        (0.47)         0.00            0.00
  Year ended 10/31/02             11.00        0.47          (0.14)           0.33        (0.47)        (0.02)           0.00
  Year ended 10/31/01             10.88        0.46           0.15            0.61        (0.46)        (0.03)           0.00
  Year ended 10/31/00             10.58        0.48           0.30            0.78        (0.48)         0.00            0.00



Please refer to the footnotes on pages 64 and 65.



54




                        Less Distributions                                                Ratios/Supplemental Data
                        ------------------                               ---------------------------------------------------------
                                 Total       Net Asset                                    Ratio of    Ratio of Net
                               Dividends       Value,                     Net Assets,     Expenses    Income/(Loss)
                                  and          End of         Total      End of Period   to Average    to Average       Portfolio
                             Distributions     Period      Return (b)   (000's omitted)  Net Assets    Net Assets     Turnover Rate
                             -------------  -----------  --------------  --------------  ----------  ---------------  -------------

National Portfolio

  Class A
  Year ended 10/31/04*           $(0.50)       $10.13         6.92%       $344,557         0.68%(c)        4.94%           47%
  Year ended 10/31/03             (0.54)         9.96         7.32         373,416         0.68(c)         5.25            35
  Year ended 10/31/02             (0.55)         9.80         0.06         411,408         0.65(c)         5.28            63
  Year ended 10/31/01             (0.55)        10.34         7.55         425,506         0.64(c)         5.22           194
  Year ended 10/31/00             (0.55)        10.14         6.95         412,248         0.68(c)         5.53           415

  Class B
  Year ended 10/31/04*           $(0.43)       $10.12         6.18%       $ 72,264         1.39%(c)        4.24%           47%
  Year ended 10/31/03             (0.47)         9.95         6.57         101,287         1.39(c)         4.54            35
  Year ended 10/31/02             (0.48)         9.79        (0.62)        122,656         1.35(c)         4.57            63
  Year ended 10/31/01             (0.48)        10.33         6.84         132,074         1.36(c)         4.59           194
  Year ended 10/31/00             (0.48)        10.13         6.32         117,779         1.39(c)         4.80           415

  Class C
  Year ended 10/31/04*           $(0.43)       $10.13         6.28%       $ 68,769         1.38%(c)        4.24%           47%
  Year ended 10/31/03             (0.47)         9.95         6.57          82,167         1.38(c)         4.55            35
  Year ended 10/31/02             (0.48)         9.79        (0.72)         93,032         1.35(c)         4.58            63
  Year ended 10/31/01             (0.48)        10.34         6.94          98,825         1.35(c)         4.61           194
  Year ended 10/31/00             (0.48)        10.13         6.32          93,861         1.38(c)         4.83           415

Insured National Portfolio

  Class A
  Year ended 10/31/04*           $(0.46)       $10.29         6.42%       $129,888         1.03%(d)        4.28%           12%
  Year ended 10/31/03             (0.42)        10.11         6.32         139,179         1.04(d)         4.69            28
  Year ended 10/31/02             (0.46)         9.92         3.13         164,154         1.01(d)         4.49            43
  Year ended 10/31/01             (0.46)        10.07        10.11         169,744         1.04(d)         4.53           105
  Year ended 10/31/00             (0.46)         9.58         7.84         161,977         1.09(d)         4.83           311

  Class B
  Year ended 10/31/04*           $(0.38)       $10.26         5.60%       $ 22,968         1.74%(d)        3.58%           12%
  Year ended 10/31/03             (0.36)        10.09         5.71          34,243         1.75(d)         4.00            28
  Year ended 10/31/02             (0.39)         9.89         2.34          35,048         1.72(d)         3.79            43
  Year ended 10/31/01             (0.39)        10.05         9.39          35,326         1.75(d)         3.83           105
  Year ended 10/31/00             (0.41)         9.56         7.10          25,070         1.80(d)         4.12           311

  Class C
  Year ended 10/31/04*           $(0.38)       $10.27         5.71%       $ 12,198         1.73%(d)        3.59%           12%
  Year ended 10/31/03             (0.36)        10.09         5.60          14,149         1.74(d)         3.98            28
  Year ended 10/31/02             (0.39)         9.90         2.44          17,592         1.71(d)         3.78            43
  Year ended 10/31/01             (0.39)        10.05         9.39          16,650         1.74(d)         3.84           105
  Year ended 10/31/00             (0.41)         9.56         6.98          13,930         1.80(d)         4.14           311

California Portfolio

  Class A
  Year ended 10/31/04*           $(0.51)       $10.93         7.80%       $587,874         0.78%(e)        4.75%           34%
  Year ended 10/31/03             (0.55)        10.63         3.15         644,868         0.77(e)         4.93            33
  Year ended 10/31/02             (0.56)        10.84         3.82         725,242         0.76(e)         5.05            23
  Year ended 10/31/01             (0.56)        11.00         6.47         755,947         0.77(e)         4.98            78
  Year ended 10/31/00             (0.56)        10.88         8.38         714,654         0.84(e)         5.32           124

  Class B
  Year ended 10/31/04*           $(0.44)       $10.93         7.05%       $175,215         1.48%(e)        4.05%           34%
  Year ended 10/31/03             (0.47)        10.63         2.43         237,147         1.48(e)         4.22            33
  Year ended 10/31/02             (0.49)        10.84         3.10         279,697         1.46(e)         4.35            23
  Year ended 10/31/01             (0.49)        11.00         5.74         269,726         1.48(e)         4.26            78
  Year ended 10/31/00             (0.48)        10.88         7.60         222,897         1.54(e)         4.61           124

  Class C
  Year ended 10/31/04*           $(0.44)       $10.93         7.05%       $141,031         1.48%(e)        4.05%           34%
  Year ended 10/31/03             (0.47)        10.63         2.43         170,003         1.47(e)         4.23            33
  Year ended 10/31/02             (0.49)        10.84         3.10         209,008         1.46(e)         4.35            23
  Year ended 10/31/01             (0.49)        11.00         5.74         211,502         1.47(e)         4.25            78
  Year ended 10/31/00             (0.48)        10.88         7.60         156,156         1.54(e)         4.62           124



Please refer to the footnotes on pages 64 and 65.



55




                                               Income from Investment Operations            Less Dividends and Distributions
                                          ------------------------------------------  -------------------------------------------
                                                          Net Gains
                               Net Asset      Net       or Losses on                   Dividends    Distributions
                                 Value,    Investment    Investments     Total from    from Net    in Excess of     Distributions
                               Beginning     Income    (both realized    Investment   Investment   Net Investment       from
  Fiscal Year or Period        of Period   (Loss)+(a)  and unrealized)   Operations     Income         Income       Capital Gains
  ---------------------       ----------  -----------  --------------  -------------  ----------  ---------------  --------------

Insured California Portfolio

  Class A
  Year ended 10/31/04*           $14.03       $0.61          $0.18           $0.79       $(0.61)        $0.00           $0.00
  Year ended 10/31/03             14.17        0.60          (0.12)           0.48        (0.62)         0.00            0.00
  Year ended 10/31/02             14.45        0.62          (0.12)           0.50        (0.62)        (0.04)          (0.12)
  Year ended 10/31/01             13.74        0.63           0.74            1.37        (0.63)        (0.03)           0.00
  Year ended 10/31/00             13.11        0.64           0.63            1.27        (0.64)         0.00            0.00

  Class B
  Year ended 10/31/04*           $14.02       $0.50          $0.19           $0.69       $(0.51)        $0.00           $0.00
  Year ended 10/31/03             14.16        0.50          (0.12)           0.38        (0.52)         0.00            0.00
  Year ended 10/31/02             14.46        0.52          (0.14)           0.38        (0.53)        (0.03)          (0.12)
  Year ended 10/31/01             13.75        0.52           0.75            1.27        (0.52)        (0.04)           0.00
  Year ended 10/31/00             13.11        0.54           0.64            1.18        (0.54)         0.00            0.00

  Class C
  Year ended 10/31/04*           $14.02       $0.51          $0.18           $0.69       $(0.51)        $0.00           $0.00
  Year ended 10/31/03             14.16        0.50          (0.12)           0.38        (0.52)         0.00            0.00
  Year ended 10/31/02             14.47        0.52          (0.15)           0.37        (0.53)        (0.03)          (0.12)
  Year ended 10/31/01             13.75        0.52           0.76            1.28        (0.52)        (0.04)           0.00
  Year ended 10/31/00             13.11        0.54           0.64            1.18        (0.54)         0.00            0.00

Arizona Portfolio

  Class A
  Year ended 9/30/04*            $10.76       $0.51          $0.19           $0.70       $(0.51)        $0.00           $0.00
  Year ended 9/30/03              11.02        0.51          (0.26)           0.25        (0.51)         0.00            0.00
  Year ended 9/30/02              10.80        0.51           0.26            0.77        (0.51)        (0.04)           0.00
  Year ended 9/30/01              10.47        0.54           0.34            0.88        (0.54)        (0.01)           0.00
  Year ended 9/30/00              10.40        0.55           0.07            0.62        (0.55)         0.00            0.00

  Class B
  Year ended 9/30/04*            $10.74       $0.43          $0.20           $0.63       $(0.43)        $0.00           $0.00
  Year ended 9/30/03              11.00        0.43          (0.26)           0.17        (0.43)         0.00            0.00
  Year ended 9/30/02              10.78        0.43           0.27            0.70        (0.43)        (0.05)           0.00
  Year ended 9/30/01              10.46        0.47           0.33            0.80        (0.47)        (0.01)           0.00
  Year ended 9/30/00              10.39        0.48           0.07            0.55        (0.48)         0.00            0.00

  Class C
  Year ended 9/30/04*            $10.74       $0.43          $0.20           $0.63       $(0.43)        $0.00           $0.00
  Year ended 9/30/03              11.00        0.43          (0.26)           0.17        (0.43)         0.00            0.00
  Year ended 9/30/02              10.78        0.43           0.27            0.70        (0.43)        (0.05)           0.00
  Year ended 9/30/01              10.46        0.47           0.33            0.80        (0.47)        (0.01)           0.00
  Year ended 9/30/00              10.39        0.48           0.07            0.55        (0.48)         0.00            0.00

Florida Portfolio

  Class A
  Year ended 9/30/04*            $10.17       $0.49          $0.08           $0.57       $(0.49)        $0.00           $0.00
  Year ended 9/30/03              10.34        0.49          (0.13)           0.36        (0.53)         0.00            0.00
  Year ended 9/30/02              10.16        0.52           0.19            0.71        (0.52)        (0.01)           0.00
  Year ended 9/30/01               9.76        0.53           0.40            0.93        (0.53)         0.00            0.00
  Year ended 9/30/00               9.81        0.53          (0.05)           0.48        (0.53)         0.00            0.00

  Class B
  Year ended 9/30/04*            $10.18       $0.42          $0.08           $0.50       $(0.42)        $0.00           $0.00
  Year ended 9/30/03              10.35        0.42          (0.14)           0.28        (0.45)         0.00            0.00
  Year ended 9/30/02              10.17        0.45           0.18            0.63        (0.45)         0.00            0.00
  Year ended 9/30/01               9.77        0.46           0.39            0.85        (0.45)         0.00            0.00
  Year ended 9/30/00               9.81        0.46          (0.05)           0.41        (0.45)         0.00            0.00

  Class C
  Year ended 9/30/04*            $10.18       $0.42          $0.07           $0.49       $(0.42)        $0.00           $0.00
  Year ended 9/30/03              10.35        0.42          (0.14)           0.28        (0.45)         0.00            0.00
  Year ended 9/30/02              10.17        0.45           0.18            0.63        (0.45)         0.00            0.00
  Year ended 9/30/01               9.77        0.46           0.39            0.85        (0.45)         0.00            0.00
  Year ended 9/30/00               9.81        0.46          (0.05)           0.41        (0.45)         0.00            0.00



Please refer to the footnotes on pages 64 and 65.



56




                        Less Distributions                                                Ratios/Supplemental Data
                        ------------------                               ---------------------------------------------------------
                                 Total       Net Asset                                    Ratio of    Ratio of Net
                               Dividends       Value,                     Net Assets,     Expenses    Income/(Loss)
                                  and          End of         Total      End of Period   to Average    to Average       Portfolio
                             Distributions     Period      Return (b)   (000's omitted)  Net Assets    Net Assets     Turnover Rate
                             -------------  -----------  --------------  --------------  ----------  ---------------  -------------

Insured California Portfolio

  Class A
  Year ended 10/31/04*           $(0.61)       $14.21         5.75%       $103,414         1.00%(f)         4.29%           5%
  Year ended 10/31/03             (0.62)        14.03         3.39         124,817         1.07             4.24           34
  Year ended 10/31/02             (0.78)        14.17         3.65         144,973         1.03             4.43           31
  Year ended 10/31/01             (0.66)        14.45        10.16         168,469         1.04             4.44          140
  Year ended 10/31/00             (0.64)        13.74        10.02         115,983         1.09             4.82          174

  Class B
  Year ended 10/31/04*           $(0.51)       $14.20         5.02%       $ 21,559         1.71%(f)         3.58%           5%
  Year ended 10/31/03             (0.52)        14.02         2.67          29,285         1.77             3.52           34
  Year ended 10/31/02             (0.68)        14.16         2.76          33,133         1.73             3.70           31
  Year ended 10/31/01             (0.56)        14.46         9.38          27,015         1.74             3.72          140
  Year ended 10/31/00             (0.54)        13.75         9.27          18,925         1.79             4.11          174

  Class C
  Year ended 10/31/04*           $(0.51)       $14.20         5.02%       $ 19,603         1.70%(f)         3.59%           5%
  Year ended 10/31/03             (0.52)        14.02         2.67          21,951         1.77             3.53           34
  Year ended 10/31/02             (0.68)        14.16         2.69          22,715         1.73             3.71           31
  Year ended 10/31/01             (0.56)        14.47         9.46          20,541         1.74             3.73          140
  Year ended 10/31/00             (0.54)        13.75         9.27          15,536         1.79             4.12          174

Arizona Portfolio

  Class A
  Year ended 9/30/04*            $(0.51)       $10.95         6.64%       $ 88,701         0.78%(g)         4.69%          28%
  Year ended 9/30/03              (0.51)        10.76         2.35         101,040         0.78(g)          4.72           28
  Year ended 9/30/02              (0.55)        11.02         7.33         121,245         0.78(g)          4.73           11
  Year ended 9/30/01              (0.55)        10.80         8.56          88,261         0.78(g)          5.08          119
  Year ended 9/30/00              (0.55)        10.47         6.17          47,258         0.78(g)          5.33          199

  Class B
  Year ended 9/30/04*            $(0.43)       $10.94         5.98%       $ 76,951         1.48%(g)         4.00%          28%
  Year ended 9/30/03              (0.43)        10.74         1.62          89,938         1.48(g)          4.03           28
  Year ended 9/30/02              (0.48)        11.00         6.65          92,349         1.48(g)          4.02           11
  Year ended 9/30/01              (0.48)        10.78         7.76          56,024         1.48(g)          4.41          119
  Year ended 9/30/00              (0.48)        10.46         5.45          34,232         1.48(g)          4.63          199

  Class C
  Year ended 9/30/04*            $(0.43)       $10.94         5.98%       $ 20,305         1.48%(g)         4.00%          28%
  Year ended 9/30/03              (0.43)        10.74         1.62          25,110         1.48(g)          4.03           28
  Year ended 9/30/02              (0.48)        11.00         6.65          24,258         1.48(g)          4.00           11
  Year ended 9/30/01              (0.48)        10.78         7.76          13,407         1.48(g)          4.43          119
  Year ended 9/30/00              (0.48)        10.46         5.45           8,941         1.48(g)          4.64          199

Florida Portfolio

  Class A
  Year ended 9/30/04*            $(0.49)       $10.25         5.78%       $101,529         0.78%(h)         4.83%          22%
  Year ended 9/30/03              (0.53)        10.17         3.54         109,543         0.78(h)          4.80           30
  Year ended 9/30/02              (0.53)        10.34         7.21         109,373         0.78(h)          5.18           20
  Year ended 9/30/01              (0.53)        10.16         9.71          97,714         0.78(h)          5.33           70
  Year ended 9/30/00              (0.53)         9.76         5.10          75,422         0.73(h)          5.52          281

  Class B
  Year ended 9/30/04*            $(0.42)       $10.26         4.96%       $ 79,266         1.48%(h)         4.12%          22%
  Year ended 9/30/03              (0.45)        10.18         2.82         104,874         1.48(h)          4.09           30
  Year ended 9/30/02              (0.45)        10.35         6.45         105,583         1.48(h)          4.47           20
  Year ended 9/30/01              (0.45)        10.17         8.92          87,603         1.48(h)          4.62           70
  Year ended 9/30/00              (0.45)         9.77         4.43          65,391         1.43(h)          4.82          281

  Class C
  Year ended 9/30/04*            $(0.42)       $10.25         4.96%       $ 39,170         1.48%(h)         4.13%          22%
  Year ended 9/30/03              (0.45)        10.18         2.82          46,929         1.48(h)          4.09           30
  Year ended 9/30/02              (0.45)        10.35         6.45          49,102         1.48(h)          4.47           20
  Year ended 9/30/01              (0.45)        10.17         8.93          40,360         1.48(h)          4.64           70
  Year ended 9/30/00              (0.45)         9.77         4.43          38,464         1.43(h)          4.83          281



Please refer to the footnotes on pages 64 and 65.



57




                                               Income from Investment Operations            Less Dividends and Distributions
                                          ------------------------------------------  -------------------------------------------
                                                          Net Gains
                               Net Asset      Net       or Losses on                   Dividends    Distributions
                                 Value,    Investment    Investments     Total from    from Net    in Excess of     Distributions
                               Beginning     Income    (both realized    Investment   Investment   Net Investment       from
  Fiscal Year or Period        of Period   (Loss)+(a)  and unrealized)   Operations     Income         Income       Capital Gains
  ---------------------       ----------  -----------  --------------  -------------  ----------  ---------------  --------------

Massachusetts Portfolio

  Class A
  Year ended 9/30/04*            $10.79       $0.51          $0.13           $0.64       $(0.51)        $0.00           $0.00
  Year ended 9/30/03              11.06        0.51          (0.26)           0.25        (0.52)         0.00            0.00
  Year ended 9/30/02              11.05        0.54           0.04            0.58        (0.54)        (0.03)           0.00
  Year ended 9/30/01              10.59        0.56           0.47            1.03        (0.56)        (0.01)           0.00
  Year ended 9/30/00              10.66        0.58          (0.09)           0.49        (0.56)         0.00            0.00

  Class B
  Year ended 9/30/04*            $10.77       $0.44          $0.14           $0.58       $(0.44)        $0.00           $0.00
  Year ended 9/30/03              11.03        0.44          (0.25)           0.19        (0.45)         0.00            0.00
  Year ended 9/30/02              11.03        0.47           0.03            0.50        (0.47)        (0.03)           0.00
  Year ended 9/30/01              10.57        0.49           0.47            0.96        (0.49)        (0.01)           0.00
  Year ended 9/30/00              10.65        0.50          (0.09)           0.41        (0.49)         0.00            0.00

  Class C
  Year ended 9/30/04*            $10.77       $0.44          $0.14           $0.58       $(0.44)        $0.00           $0.00
  Year ended 9/30/03              11.03        0.44          (0.25)           0.19        (0.45)         0.00            0.00
  Year ended 9/30/02              11.03        0.47           0.03            0.50        (0.47)        (0.03)           0.00
  Year ended 9/30/01              10.57        0.49           0.47            0.96        (0.49)        (0.01)           0.00
  Year ended 9/30/00              10.65        0.50          (0.09)           0.41        (0.49)         0.00            0.00

Michigan Portfolio

  Class A
  Year ended 9/30/04*            $10.69       $0.48          $0.11           $0.59       $(0.49)        $0.00           $0.00
  Year ended 9/30/03              10.91        0.47          (0.17)           0.30        (0.52)         0.00            0.00
  Year ended 9/30/02              10.63        0.49           0.32            0.81        (0.49)        (0.04)           0.00
  Year ended 9/30/01              10.16        0.52           0.48            1.00        (0.52)        (0.01)           0.00
  Year ended 9/30/00              10.06        0.53           0.09            0.62        (0.52)         0.00            0.00

  Class B
  Year ended 9/30/04*            $10.67       $0.41          $0.10           $0.51       $(0.41)        $0.00           $0.00
  Year ended 9/30/03              10.89        0.40          (0.18)           0.22        (0.44)         0.00            0.00
  Year ended 9/30/02              10.62        0.41           0.32            0.73        (0.41)        (0.05)           0.00
  Year ended 9/30/01              10.15        0.45           0.48            0.93        (0.45)        (0.01)           0.00
  Year ended 9/30/00              10.05        0.45           0.10            0.55        (0.45)         0.00            0.00

  Class C
  Year ended 9/30/04*            $10.67       $0.41          $0.10           $0.51       $(0.41)        $0.00           $0.00
  Year ended 9/30/03              10.89        0.40          (0.18)           0.22        (0.44)         0.00            0.00
  Year ended 9/30/02              10.62        0.41           0.32            0.73        (0.41)        (0.05)           0.00
  Year ended 9/30/01              10.14        0.45           0.49            0.94        (0.45)        (0.01)           0.00
  Year ended 9/30/00              10.05        0.46           0.08            0.54        (0.45)         0.00            0.00

Minnesota Portfolio

  Class A
  Year ended 9/30/04*            $10.15       $0.44         $(0.01)          $0.43       $(0.44)        $0.00           $0.00
  Year ended 9/30/03              10.31        0.45          (0.15)           0.30        (0.46)         0.00            0.00
  Year ended 9/30/02              10.09        0.48           0.25            0.73        (0.48)        (0.03)           0.00
  Year ended 9/30/01               9.72        0.52           0.38            0.90        (0.52)        (0.01)           0.00
  Year ended 9/30/00               9.67        0.53           0.03            0.56         0.51)         0.00            0.00

  Class B
  Year ended 9/30/04*            $10.15       $0.37         $(0.01)          $0.36       $(0.37)        $0.00           $0.00
  Year ended 9/30/03              10.31        0.38          (0.15)           0.23        (0.39)         0.00            0.00
  Year ended 9/30/02              10.08        0.40           0.27            0.67        (0.40)        (0.04)           0.00
  Year ended 9/30/01               9.72        0.45           0.37            0.82        (0.45)        (0.01)           0.00
  Year ended 9/30/00               9.67        0.46           0.03            0.49        (0.44)         0.00            0.00

  Class C
  Year ended 9/30/04*            $10.16       $0.37         $(0.01)          $0.36       $(0.37)        $0.00           $0.00
  Year ended 9/30/03              10.32        0.38          (0.15)           0.23        (0.39)         0.00            0.00
  Year ended 9/30/02              10.10        0.40           0.26            0.66        (0.40)        (0.04)           0.00
  Year ended 9/30/01               9.72        0.45           0.39            0.84        (0.45)        (0.01)           0.00
  Year ended 9/30/00               9.67        0.46           0.03            0.49        (0.44)         0.00            0.00



Please refer to the footnotes on pages 64 and 65.



58




                        Less Distributions                                                Ratios/Supplemental Data
                        ------------------                               ---------------------------------------------------------
                                 Total       Net Asset                                    Ratio of    Ratio of Net
                               Dividends       Value,                     Net Assets,     Expenses    Income/(Loss)
                                  and          End of         Total      End of Period   to Average    to Average       Portfolio
                             Distributions     Period      Return (b)   (000's omitted)  Net Assets    Net Assets     Turnover Rate
                             -------------  -----------  --------------  --------------  ----------  ---------------  -------------

Massachusetts Portfolio

  Class A
  Year ended 9/30/04*            $(0.51)       $10.92         6.13%        $39,749         0.82%(i)         4.73%          26%
  Year ended 9/30/03              (0.52)        10.79         2.39          46,342         0.82(i)          4.71           28
  Year ended 9/30/02              (0.57)        11.06         5.46          66,197         0.82(i)          4.97           27
  Year ended 9/30/01              (0.57)        11.05         9.92          63,384         0.82(i)          5.20          108
  Year ended 9/30/00              (0.56)        10.59         4.86          45,418         0.77(i)          5.53          389

  Class B
  Year ended 9/30/04*            $(0.44)       $10.91         5.38%        $63,430         1.52%(i)         4.04%          26%
  Year ended 9/30/03              (0.45)        10.77         1.76          73,979         1.52(i)          4.02           28
  Year ended 9/30/02              (0.50)        11.03         4.69          79,216         1.52(i)          4.28           27
  Year ended 9/30/01              (0.50)        11.03         9.22          62,190         1.52(i)          4.53          108
  Year ended 9/30/00              (0.49)        10.57         4.06          39,964         1.47(i)          4.83          389

  Class C
  Year ended 9/30/04*            $(0.44)       $10.91         5.38%        $35,598         1.52%(i)         4.04%          26%
  Year ended 9/30/03              (0.45)        10.77         1.76          46,542         1.52(i)          4.02           28
  Year ended 9/30/02              (0.50)        11.03         4.69          53,156         1.52(i)          4.28           27
  Year ended 9/30/01              (0.50)        11.03         9.22          44,688         1.52(i)          4.53          108
  Year ended 9/30/00              (0.49)        10.57         4.06          31,207         1.47(i)          4.83          389

Michigan Portfolio

  Class A
  Year ended 9/30/04*            $(0.49)       $10.79         5.65%        $45,362         1.01%(j)         4.51%          18%
  Year ended 9/30/03              (0.52)        10.69         2.66          53,022         1.01(j)          4.38           46
  Year ended 9/30/02              (0.53)        10.91         7.87          55,396         1.01(j)          4.57           18
  Year ended 9/30/01              (0.53)        10.63        10.11          32,804         1.01(j)          5.01          115
  Year ended 9/30/00              (0.52)        10.16         6.39          14,609         0.99(j)          5.30          287

  Class B
  Year ended 9/30/04*            $(0.41)       $10.77         4.91%        $47,605         1.71%(j)         3.81%          18%
  Year ended 9/30/03              (0.44)        10.67         1.95          58,034         1.71(j)          3.69           46
  Year ended 9/30/02              (0.46)        10.89         7.06          53,097         1.71(j)          3.88           18
  Year ended 9/30/01              (0.46)        10.62         9.39          29,436         1.71(j)          4.34          115
  Year ended 9/30/00              (0.45)        10.15         5.55          14,943         1.69(j)          4.59          287

  Class C
  Year ended 9/30/04*            $(0.41)       $10.77         4.91%        $43,382         1.71%(j)         3.82%          18%
  Year ended 9/30/03              (0.44)        10.67         1.95          54,996         1.71(j)          3.69           46
  Year ended 9/30/02              (0.46)        10.89         7.06          57,818         1.71(j)          3.86           18
  Year ended 9/30/01              (0.46)        10.62         9.50          24,142         1.71(j)          4.35          115
  Year ended 9/30/00              (0.45)        10.14         5.55          12,061         1.69(j)          4.60          287

Minnesota Portfolio

  Class A
  Year ended 9/30/04*            $(0.44)       $10.14         4.41%        $64,847         0.90%(k)         4.36%          19%
  Year ended 9/30/03              (0.46)        10.15         3.05          67,521         0.90(k)          4.42           32
  Year ended 9/30/02              (0.51)        10.31         7.46          65,850         0.90(k)          4.75           29
  Year ended 9/30/01              (0.53)        10.09         9.44          30,501         0.90(k)          5.23           61
  Year ended 9/30/00              (0.51)         9.72         6.09          20,212         0.81(k)          5.57          307

  Class B
  Year ended 9/30/04*            $(0.37)       $10.14         3.68%        $16,976         1.60%(k)         3.65%          19%
  Year ended 9/30/03              (0.39)        10.15         2.34          24,366         1.60(k)          3.72           32
  Year ended 9/30/02              (0.44)        10.31         6.84          24,340         1.60(k)          4.04           29
  Year ended 9/30/01              (0.46)        10.08         8.61          17,304         1.60(k)          4.52           61
  Year ended 9/30/00              (0.44)         9.72         5.32          12,064         1.51(k)          4.81          307

  Class C
  Year ended 9/30/04*            $(0.37)       $10.15         3.68%        $16,402         1.60%(k)         3.65%          19%
  Year ended 9/30/03              (0.39)        10.16         2.34          19,248         1.60(k)          3.70           32
  Year ended 9/30/02              (0.44)        10.32         6.72          20,401         1.60(k)          4.01           29
  Year ended 9/30/01              (0.46)        10.10         8.82          11,434         1.60(k)          4.51           61
  Year ended 9/30/00              (0.44)         9.72         5.32           7,524         1.50(k)          4.84          307



Please refer to the footnotes on pages 64 and 65.



59




                                               Income from Investment Operations            Less Dividends and Distributions
                                          ------------------------------------------  -------------------------------------------
                                                          Net Gains
                               Net Asset      Net       or Losses on                   Dividends    Distributions
                                 Value,    Investment    Investments     Total from    from Net    in Excess of     Distributions
                               Beginning     Income    (both realized    Investment   Investment   Net Investment       from
  Fiscal Year or Period        of Period   (Loss)+(a)  and unrealized)   Operations     Income         Income       Capital Gains
  ---------------------       ----------  -----------  --------------  -------------  ----------  ---------------  --------------

New Jersey Portfolio

  Class A
  Year ended 9/30/04*            $ 9.80       $0.45          $0.04           $0.49       $(0.45)        $0.00           $0.00
  Year ended 9/30/03              10.03        0.45          (0.22)           0.23        (0.46)         0.00            0.00
  Year ended 9/30/02              10.11        0.48          (0.05)           0.43        (0.48)        (0.03)           0.00
  Year ended 9/30/01               9.92        0.52           0.20            0.72        (0.52)        (0.01)           0.00
  Year ended 9/30/00               9.93        0.52          (0.02)           0.50        (0.51)         0.00            0.00

  Class B
  Year ended 9/30/04*            $ 9.80       $0.38          $0.04           $0.42       $(0.38)        $0.00           $0.00
  Year ended 9/30/03              10.04        0.38          (0.23)           0.15        (0.39)         0.00            0.00
  Year ended 9/30/02              10.11        0.41          (0.04)           0.37        (0.41)        (0.03)           0.00
  Year ended 9/30/01               9.92        0.44           0.20            0.64        (0.44)        (0.01)           0.00
  Year ended 9/30/00               9.93        0.45          (0.02)           0.43        (0.44)         0.00            0.00

  Class C
  Year ended 9/30/04*            $ 9.81       $0.38          $0.03           $0.41       $(0.38)        $0.00           $0.00
  Year ended 9/30/03              10.04        0.38          (0.22)           0.16        (0.39)         0.00            0.00
  Year ended 9/30/02              10.11        0.41          (0.04)           0.37        (0.41)        (0.03)           0.00
  Year ended 9/30/01               9.93        0.44           0.19            0.63        (0.44)        (0.01)           0.00
  Year ended 9/30/00               9.93        0.45          (0.01)           0.44        (0.44)         0.00            0.00

New York Portfolio

  Class A
  Year ended 10/31/04*           $ 9.79       $0.48          $0.15           $0.63       $(0.49)        $0.00           $0.00
  Year ended 10/31/03              9.69        0.50           0.11            0.61        (0.51)         0.00            0.00
  Year ended 10/31/02              9.93        0.53          (0.25)           0.28        (0.52)         0.00            0.00
  Year ended 10/31/01              9.70        0.53           0.22            0.75        (0.52)         0.00            0.00
  Year ended 10/31/00              9.45        0.52           0.25            0.77        (0.52)         0.00            0.00

  Class B
  Year ended 10/31/04*           $ 9.78       $0.41          $0.15           $0.56       $(0.42)        $0.00           $0.00
  Year ended 10/31/03              9.68        0.43           0.11            0.54        (0.44)         0.00            0.00
  Year ended 10/31/02              9.93        0.46          (0.26)           0.20        (0.45)         0.00            0.00
  Year ended 10/31/01              9.70        0.45           0.23            0.68        (0.45)         0.00            0.00
  Year ended 10/31/00              9.45        0.45           0.25            0.70        (0.45)         0.00            0.00

  Class C
  Year ended 10/31/04*           $ 9.78       $0.41          $0.15           $0.56       $(0.42)        $0.00           $0.00
  Year ended 10/31/03              9.68        0.43           0.11            0.54        (0.44)         0.00            0.00
  Year ended 10/31/02              9.94        0.46          (0.27)           0.19        (0.45)         0.00            0.00
  Year ended 10/31/01              9.71        0.46           0.22            0.68        (0.45)         0.00            0.00
  Year ended 10/31/00              9.45        0.45           0.26            0.71        (0.45)         0.00            0.00

Ohio Portfolio

  Class A
  Year ended 9/30/04*            $10.05       $0.44          $0.05           $0.49       $(0.44)        $0.00           $0.00
  Year ended 9/30/03              10.02        0.46           0.05            0.51        (0.48)         0.00            0.00
  Year ended 9/30/02              10.01        0.50           0.04            0.54        (0.51)        (0.02)           0.00
  Year ended 9/30/01               9.77        0.54           0.23            0.77        (0.53)         0.00            0.00
  Year ended 9/30/00               9.86        0.54          (0.12)           0.42        (0.51)         0.00            0.00

  Class B
  Year ended 9/30/04*            $10.04       $0.37          $0.05           $0.42       $(0.37)        $0.00           $0.00
  Year ended 9/30/03              10.02        0.39           0.04            0.43        (0.41)         0.00            0.00
  Year ended 9/30/02              10.01        0.43           0.05            0.48        (0.44)        (0.03)           0.00
  Year ended 9/30/01               9.77        0.47           0.24            0.71        (0.47)         0.00            0.00
  Year ended 9/30/00               9.86        0.46          (0.11)           0.35        (0.44)         0.00            0.00

  Class C
  Year ended 9/30/04*            $10.05       $0.37          $0.04           $0.41       $(0.37)        $0.00           $0.00
  Year ended 9/30/03              10.02        0.39           0.05            0.44        (0.41)         0.00            0.00
  Year ended 9/30/02              10.02        0.43           0.04            0.47        (0.44)        (0.03)           0.00
  Year ended 9/30/01               9.77        0.47           0.25            0.72        (0.47)         0.00            0.00
  Year ended 9/30/00               9.86        0.47          (0.12)           0.35        (0.44)         0.00            0.00



Please refer to the footnotes on pages 64 and 65.



60




                        Less Distributions                                                Ratios/Supplemental Data
                        ------------------                               ---------------------------------------------------------
                                 Total       Net Asset                                    Ratio of    Ratio of Net
                               Dividends       Value,                     Net Assets,     Expenses    Income/(Loss)
                                  and          End of         Total      End of Period   to Average    to Average       Portfolio
                             Distributions     Period      Return (b)   (000's omitted)  Net Assets    Net Assets     Turnover Rate
                             -------------  -----------  --------------  --------------  ----------  ---------------  -------------

New Jersey Portfolio

  Class A
  Year ended 9/30/04*            $(0.45)        $9.84         5.05%       $ 76,164         0.87%(l)         4.60%          15%
  Year ended 9/30/03              (0.46)         9.80         2.39          81,632         0.87(l)          4.53           45
  Year ended 9/30/02              (0.51)        10.03         4.42          94,865         0.87(l)          4.80           49
  Year ended 9/30/01              (0.53)        10.11         7.33          80,489         0.87(l)          5.04          111
  Year ended 9/30/00              (0.51)         9.92         5.31          49,667         0.85(l)          5.36          224

  Class B
  Year ended 9/30/04*            $(0.38)        $9.84         4.41%       $ 83,835         1.57%(l)         3.89%          15%
  Year ended 9/30/03              (0.39)         9.80         1.56         110,294         1.57(l)          3.83           45
  Year ended 9/30/02              (0.44)        10.04         3.79         127,025         1.57(l)          4.10           49
  Year ended 9/30/01              (0.45)        10.11         6.56         103,889         1.57(l)          4.33          111
  Year ended 9/30/00              (0.44)         9.92         4.53          62,149         1.55(l)          4.63          224

  Class C
  Year ended 9/30/04*            $(0.38)        $9.84         4.30%       $ 37,926         1.57%(l)         3.89%          15%
  Year ended 9/30/03              (0.39)         9.81         1.66          45,633         1.57(l)          3.83           45
  Year ended 9/30/02              (0.44)        10.04         3.78          56,295         1.57(l)          4.10           49
  Year ended 9/30/01              (0.45)        10.11         6.45          46,025         1.57(l)          4.34          111
  Year ended 9/30/00              (0.44)         9.93         4.63          31,115         1.54(l)          4.64          224

New York Portfolio

  Class A
  Year ended 10/31/04*           $(0.49)        $9.93         6.58%       $280,213         0.59%(m)         4.93%          33%
  Year ended 10/31/03             (0.51)         9.79         6.39         311,596         0.58(m)          5.09           35
  Year ended 10/31/02             (0.52)         9.69         2.89         322,621         0.58(m)          5.42           33
  Year ended 10/31/01             (0.52)         9.93         7.86         326,500         0.59(m)          5.28           92
  Year ended 10/31/00             (0.52)         9.70         8.42         259,997         0.77(m)          5.46          187

  Class B
  Year ended 10/31/04*           $(0.42)        $9.92         5.85%       $151,474         1.30%(m)         4.22%          33%
  Year ended 10/31/03             (0.44)         9.78         5.64         171,881         1.29(m)          4.38           35
  Year ended 10/31/02             (0.45)         9.68         2.04         184,700         1.29(m)          4.70           33
  Year ended 10/31/01             (0.45)         9.93         7.10         165,787         1.30(m)          4.59           92
  Year ended 10/31/00             (0.45)         9.70         7.61         100,651         1.48(m)          4.75          187

  Class C
  Year ended 10/31/04*           $(0.42)        $9.92         5.85%       $ 45,121         1.29%(m)         4.23%          33%
  Year ended 10/31/03             (0.44)         9.78         5.64          52,206         1.29(m)          4.38           35
  Year ended 10/31/02             (0.45)         9.68         1.94          57,386         1.29(m)          4.71           33
  Year ended 10/31/01             (0.45)         9.94         7.09          54,631         1.30(m)          4.60           92
  Year ended 10/31/00             (0.45)         9.71         7.72          42,888         1.47(m)          4.76          187

Ohio Portfolio

  Class A
  Year ended 9/30/04*            $(0.44)       $10.10         5.02%       $ 78,184         0.85%(n)         4.38%          33%
  Year ended 9/30/03              (0.48)        10.05         5.20          75,102         0.85(n)          4.59           23
  Year ended 9/30/02              (0.53)        10.02         5.57          70,223         0.85(n)          4.99           34
  Year ended 9/30/01              (0.53)        10.01         8.04          46,855         0.85(n)          5.42           32
  Year ended 9/30/00              (0.51)         9.77         4.54          32,490         0.76(n)          5.57          307

  Class B
  Year ended 9/30/04*            $(0.37)       $10.09         4.30%       $ 70,121         1.55%(n)         3.69%          33%
  Year ended 9/30/03              (0.41)        10.04         4.37          83,422         1.55(n)          3.88           23
  Year ended 9/30/02              (0.47)        10.02         4.87          73,159         1.55(n)          4.29           34
  Year ended 9/30/01              (0.47)        10.01         7.33          54,575         1.55(n)          4.72           32
  Year ended 9/30/00              (0.44)         9.77         3.78          40,812         1.47(n)          4.84          307

  Class C
  Year ended 9/30/04*            $(0.37)       $10.09         4.19%       $ 48,233         1.55%(n)         3.69%          33%
  Year ended 9/30/03              (0.41)        10.05         4.47          54,062         1.55(n)          3.89           23
  Year ended 9/30/02              (0.47)        10.02         4.77          53,883         1.55(n)          4.29           34
  Year ended 9/30/01              (0.47)        10.02         7.43          36,500         1.55(n)          4.71           32
  Year ended 9/30/00              (0.44)         9.77         3.78          22,909         1.46(n)          4.85          307



Please refer to the footnotes on pages 64 and 65.



61




                                               Income from Investment Operations            Less Dividends and Distributions
                                          ------------------------------------------  -------------------------------------------
                                                          Net Gains
                               Net Asset      Net       or Losses on                   Dividends    Distributions
                                 Value,    Investment    Investments     Total from    from Net    in Excess of     Distributions
                               Beginning     Income    (both realized    Investment   Investment   Net Investment       from
  Fiscal Year or Period        of Period    (Loss)(a)  and unrealized)   Operations     Income         Income       Capital Gains
  ---------------------       ----------  -----------  --------------  -------------  ----------  ---------------  --------------

Pennsylvania Portfolio

  Class A
  Year ended 9/30/04*            $10.44       $0.48+         $0.04           $0.52       $(0.48)        $0.00           $0.00
  Year ended 9/30/03              10.58        0.50+         (0.14)           0.36        (0.50)         0.00            0.00
  Year ended 9/30/02              10.42        0.51+          0.18            0.69        (0.51)        (0.02)           0.00
  Year ended 9/30/01               9.88        0.52+          0.55            1.07        (0.52)        (0.01)           0.00
  Year ended 9/30/00               9.89        0.52+         (0.01)           0.51        (0.52)         0.00            0.00

  Class B
  Year ended 9/30/04*            $10.44       $0.40+         $0.04           $0.44       $(0.40)        $0.00           $0.00
  Year ended 9/30/03              10.58        0.44+         (0.15)           0.29        (0.43)         0.00            0.00
  Year ended 9/30/02              10.41        0.45+          0.18            0.63        (0.45)        (0.01)           0.00
  Year ended 9/30/01               9.88        0.45+          0.54            0.99        (0.45)        (0.01)           0.00
  Year ended 9/30/00               9.89        0.45+         (0.02)           0.43        (0.44)         0.00            0.00

  Class C
  Year ended 9/30/04*            $10.44       $0.40+         $0.04           $0.44       $(0.40)        $0.00           $0.00
  Year ended 9/30/03              10.58        0.44+         (0.15)           0.29        (0.43)         0.00            0.00
  Year ended 9/30/02              10.41        0.45+          0.18            0.63        (0.45)        (0.01)           0.00
  Year ended 9/30/01               9.88        0.45+          0.54            0.99        (0.45)        (0.01)           0.00
  Year ended 9/30/00               9.89        0.46+         (0.03)           0.43        (0.44)         0.00            0.00

Virginia Portfolio

  Class A
  Year ended 9/30/04*            $10.75       $0.52+         $0.01           $0.53       $(0.51)        $0.00           $0.00
  Year ended 9/30/03              10.77        0.52+         (0.03)           0.49        (0.51)         0.00            0.00
  Year ended 9/30/02              10.54        0.52+          0.25            0.77        (0.52)        (0.02)           0.00
  Year ended 9/30/01              10.35        0.54+          0.20            0.74        (0.54)        (0.01)           0.00
  Year ended 9/30/00              10.32        0.56+          0.02            0.58        (0.55)         0.00            0.00

  Class B
  Year ended 9/30/04*            $10.73       $0.44+         $0.01           $0.45       $(0.43)        $0.00           $0.00
  Year ended 9/30/03              10.75        0.45+         (0.04)           0.41        (0.43)         0.00            0.00
  Year ended 9/30/02              10.53        0.45+          0.24            0.69        (0.45)        (0.02)           0.00
  Year ended 9/30/01              10.34        0.47+          0.20            0.67        (0.47)        (0.01)           0.00
  Year ended 9/30/00              10.31        0.49+          0.02            0.51        (0.48)         0.00            0.00

  Class C
  Year ended 9/30/04*            $10.73       $0.44+         $0.00           $0.44       $(0.43)        $0.00           $0.00
  Year ended 9/30/03              10.75        0.45+         (0.04)           0.41        (0.43)         0.00            0.00
  Year ended 9/30/02              10.52        0.45+          0.25            0.70        (0.45)        (0.02)           0.00
  Year ended 9/30/01              10.33        0.47+          0.20            0.67        (0.47)        (0.01)           0.00
  Year ended 9/30/00              10.31        0.49+          0.01            0.50        (0.48)         0.00            0.00

Intermediate Diversified
Municipal Portfolio

  Class A
  Year ended 9/30/04*            $14.35       $0.42         $(0.08)          $0.34       $(0.42)(q)     $0.00           $0.00
  Year ended 9/30/03              14.37        0.47          (0.02)           0.45        (0.47)(q)      0.00            0.00
  2/01/02++ to 9/30/02            14.01        0.33           0.36            0.69        (0.33)         0.00            0.00

  Class B
  Year ended 9/30/04*            $14.35       $0.32         $(0.08)          $0.24       $(0.32)(q)     $0.00           $0.00
  Year ended 9/30/03              14.38        0.37          (0.03)           0.34        (0.37)(q)      0.00            0.00
  2/01/02++ to 9/30/02            14.01        0.27           0.37            0.64        (0.27)         0.00            0.00

  Class C
  Year ended 9/30/04*            $14.35       $0.32         $(0.08)          $0.24       $(0.32)(q)     $0.00           $0.00
  Year ended 9/30/03              14.37        0.37          (0.02)           0.35        (0.37)(q)      0.00            0.00
  2/01/02++ to 9/30/02            14.01        0.27           0.36            0.63        (0.27)         0.00            0.00

Intermediate California
Municipal Portfolio

  Class A
  Year ended 9/30/04*            $14.46       $0.40         $(0.07)          $0.33       $(0.40)(q)     $0.00          $(0.01)
  Year ended 9/30/03              14.59        0.43          (0.13)           0.30        (0.43)(q)      0.00            0.00
  2/01/02++ to 9/30/02            14.22        0.30           0.37            0.67        (0.30)         0.00            0.00

  Class B
  Year ended 9/30/04*            $14.46       $0.30         $(0.06)          $0.24       $(0.30)(q)     $0.00          $(0.01)
  Year ended 9/30/03              14.59        0.33          (0.13)           0.20        (0.33)(q)      0.00            0.00
  2/01/02++ to 9/30/02            14.22        0.23           0.37            0.60        (0.23)         0.00            0.00

  Class C
  Year ended 9/30/04*            $14.46       $0.29         $(0.07)          $0.22       $(0.29)(q)     $0.00          $(0.01)
  Year ended 9/30/03              14.59        0.33          (0.13)           0.20        (0.33)(q)      0.00            0.00
  2/01/02++ to 9/30/02            14.22        0.23           0.37            0.60        (0.23)         0.00            0.00



Please refer to the footnotes on pages 64 and 65.



62




                        Less Distributions                                                Ratios/Supplemental Data
                        ------------------                               ---------------------------------------------------------
                                 Total       Net Asset                                    Ratio of    Ratio of Net
                               Dividends       Value,                     Net Assets,     Expenses    Income/(Loss)
                                  and          End of         Total      End of Period   to Average    to Average       Portfolio
                             Distributions     Period      Return (b)   (000's omitted)  Net Assets    Net Assets     Turnover Rate
                             -------------  -----------  --------------  --------------  ----------  ---------------  -------------

Pennsylvania Portfolio

  Class A
  Year ended 9/30/04*            $(0.48)       $10.48         5.06%       $ 74,132         0.95%(o)         4.55%          19%
  Year ended 9/30/03              (0.50)        10.44         3.57          84,053         0.95(o)          4.91           17
  Year ended 9/30/02              (0.53)        10.58         6.88          99,426         0.95(o)          4.98           38
  Year ended 9/30/01              (0.53)        10.42        11.11          96,834         0.95(o)          5.15          112
  Year ended 9/30/00              (0.52)         9.88         5.35          68,288         0.95(o)          5.40          356

  Class B
  Year ended 9/30/04*            $(0.40)       $10.48         4.32%       $ 55,552         1.65%(o)         3.85%          19%
  Year ended 9/30/03              (0.43)        10.44         2.84          68,409         1.65(o)          4.21           17
  Year ended 9/30/02              (0.46)        10.58         6.26          74,390         1.65(o)          4.35           38
  Year ended 9/30/01              (0.46)        10.41        10.25          62,038         1.65(o)          4.36          112
  Year ended 9/30/00              (0.44)         9.88         4.58          44,713         1.66(o)          4.69          356

  Class C
  Year ended 9/30/04*            $(0.40)       $10.48         4.32%       $ 36,168         1.65%(o)         3.85%          19%
  Year ended 9/30/03              (0.43)        10.44         2.84          42,917         1.65(o)          4.20           17
  Year ended 9/30/02              (0.46)        10.58         6.26          46,296         1.65(o)          4.30           38
  Year ended 9/30/01              (0.46)        10.41        10.25          33,334         1.65(o)          4.42          112
  Year ended 9/30/00              (0.44)         9.88         4.58          23,306         1.65(o)          4.71          356

Virginia Portfolio

  Class A
  Year ended 9/30/04*            $(0.51)       $10.77         5.04%       $ 64,089         0.72%(p)         4.82%          10%
  Year ended 9/30/03              (0.51)        10.75         4.66          71,572         0.72(p)          4.87           25
  Year ended 9/30/02              (0.54)        10.77         7.58          76,797         0.72(p)          4.95           16
  Year ended 9/30/01              (0.55)        10.54         7.32          53,306         0.72(p)          5.18          134
  Year ended 9/30/00              (0.55)        10.35         5.88          37,784         0.67(p)          5.52          289

  Class B
  Year ended 9/30/04*            $(0.43)       $10.75         4.32%       $ 65,978         1.42%(p)         4.13%          10%
  Year ended 9/30/03              (0.43)        10.73         3.94          82,541         1.42(p)          4.18           25
  Year ended 9/30/02              (0.47)        10.75         6.78          85,842         1.42(p)          4.27           16
  Year ended 9/30/01              (0.48)        10.53         6.62          69,534         1.42(p)          4.49          134
  Year ended 9/30/00              (0.48)        10.34         5.16          49,216         1.37(p)          4.83          289

  Class C
  Year ended 9/30/04*            $(0.43)       $10.74         4.23%       $ 28,654         1.42%(p)         4.13%          10%
  Year ended 9/30/03              (0.43)        10.73         3.94          33,486         1.42(p)          4.17           25
  Year ended 9/30/02              (0.47)        10.75         6.88          34,396         1.42(p)          4.26           16
  Year ended 9/30/01              (0.48)        10.52         6.62          24,116         1.42(p)          4.48          134
  Year ended 9/30/00              (0.48)        10.33         5.06          16,848         1.37(p)          4.83          289

Intermediate Diversified
Municipal Portfolio

  Class A
  Year ended 9/30/04*            $(0.42)       $14.27         2.39%       $101,899         0.87%            2.95%          41%
  Year ended 9/30/03              (0.47)        14.35         3.22         140,781         0.88             3.28           38
  2/01/02++ to 9/30/02            (0.33)        14.37         5.02          81,944         0.94+++          3.42+++        22

  Class B
  Year ended 9/30/04*            $(0.32)       $14.27         1.68%       $ 96,064         1.57%            2.25%          41%
  Year ended 9/30/03              (0.37)        14.35         2.43         115,690         1.59             2.58           38
  2/01/02++ to 9/30/02            (0.27)        14.38         4.63          53,115         1.65+++          2.75+++        22

  Class C
  Year ended 9/30/04*            $(0.32)       $14.27         1.68%       $ 89,439         1.57%            2.25%          41%
  Year ended 9/30/03              (0.37)        14.35         2.50         112,298         1.59             2.57           38
  2/01/02++ to 9/30/02            (0.27)        14.37         4.55          51,419         1.65+++          2.71+++        22

Intermediate California
Municipal Portfolio

  Class A
  Year ended 9/30/04*            $(0.41)       $14.38         2.32%       $ 38,422         0.88%            2.79%          52%
  Year ended 9/30/03              (0.43)        14.46         2.13          53,570         0.90             3.00           44
  2/01/02++ to 9/30/02            (0.30)        14.59         4.76          34,909         0.97+++          2.98+++        31

  Class B
  Year ended 9/30/04*            $(0.31)       $14.39         1.67%       $ 35,723         1.58%            2.08%          52%
  Year ended 9/30/03              (0.33)        14.46         1.41          39,915         1.61             2.29           44
  2/01/02++ to 9/30/02            (0.23)        14.59         4.30          18,688         1.68+++          2.27+++        31

  Class C
  Year ended 9/30/04*            $(0.30)       $14.38         1.60%       $ 34,859         1.58%            2.09%          52%
  Year ended 9/30/03              (0.31)        14.46         1.41          50,071         1.61             2.28           44
  2/01/02++ to 9/30/02            (0.23)        14.59         4.28          23,746         1.68+++          2.28+++        31



Please refer to the footnotes on pages 64 and 65.



63




                                               Income from Investment Operations            Less Dividends and Distributions
                                          ------------------------------------------  -------------------------------------------
                                                          Net Gains
                               Net Asset      Net       or Losses on                   Dividends    Distributions
                                 Value,    Investment    Investments     Total from    from Net    in Excess of     Distributions
                               Beginning     Income    (both realized    Investment   Investment   Net Investment       from
  Fiscal Year or Period        of Period   (Loss)+(a)  and unrealized)   Operations     Income         Income       Capital Gains
  ---------------------       ----------  -----------  --------------  -------------  ----------  ---------------  --------------

Intermediate New York
Municipal Portfolio

  Class A
  Year ended 9/30/04*            $14.21       $0.43         $(0.10)          $0.33       $(0.43)(q)     $0.00           $0.00
  Year ended 9/30/03              14.22        0.46          (0.01)           0.45        (0.46)(q)      0.00            0.00
  2/01/02++ to 9/30/02            13.82        0.32           0.40            0.72        (0.32)         0.00            0.00

  Class B
  Year ended 9/30/04*            $14.20       $0.33         $(0.10)          $0.23       $(0.33)(q)     $0.00           $0.00
  Year ended 9/30/03              14.22        0.36          (0.02)           0.34        (0.36)(q)      0.00            0.00
  2/01/02++ to 9/30/02            13.82        0.26           0.40            0.66        (0.26)         0.00            0.00

  Class C
  Year ended 9/30/04*            $14.21       $0.34         $(0.11)          $0.23       $(0.33)(q)     $0.00           $0.00
  Year ended 9/30/03              14.23        0.36          (0.02)           0.34        (0.36)(q)      0.00            0.00
  2/01/02++ to 9/30/02            13.82        0.26           0.41            0.67        (0.26)         0.00            0.00



* As of October 1, 2003 (as of November 1, 2003 with respect to National, Insured National, New York, California and Insured California) the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003 (November 1, 2003 with respect to National, Insured National, New York, California and Insured California), these interim payments were reflected within interest income/expense on the statement of operations. For the year ended September 30, 2004 (October 31, 2004 with respect to National, Insured National, New York, California and Insured California), the effect of this change to the net investment income and the net realized and unrealized gain (loss) on investment transactions was less than $0.01 per share. The effect on the ratio of net investment income to average net assets for the aforementioned year ends was as follows:


                                    Class A        Class B        Class C
                                   --------       --------       --------
    National                         .01%           .01%           .01%
    Insured National                 .01%           .01%           .01%
    New York                         .05%           .05%           .05%
    California                       .00%           .00%           .00%
    Insured California               .00%           .00%           .00%
    Arizona                          .01%           .00%           .00%
    Florida                         (.02)%         (.02)%         (.02)%
    Massachusetts                   (.01)%          .00%          (.01)%
    Michigan                         .01%           .01%           .02%
    Minnesota                        .00%           .00%           .00%
    New Jersey                       .01%           .01%           .01%
    Ohio                            (.04)%         (.03)%         (.04)%
    Pennsylvania                     .00%           .01%           .00%
    Virginia                        (.02)%         (.01)%         (.02)%
    Intermediate California          .00%           .00%           .00%
    Intermediate Diversified         .00%           .00%           .00%
    Intermediate New York            .00%           .01%           .01%


+ Net of expenses assumed and/or waived by Alliance, except in the case of the Insured California Portfolio for the fiscal years ended October 31, 2000, 2001, 2002 and 2003.


++  Commencement of operations.

+++  Annualized.

(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment returns. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c) If the National Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.08%, 1.11%, 1.07%, 1.06% and 1.11% for Class A shares, 1.79%, 1.81%, 1.77%,
1.79% and 1.79% for Class B shares and 1.78%, 1.81%, 1.76%, 1.78% and 1.79% for
Class C shares.

(d) If the Insured National Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.18%, 1.16%, 1.13%, 1.14% and 1.16% for Class A shares, 1.89%,
1.87%, 1.84%, 1.85% and 1.87% for Class B shares and 1.88%, 1.86%, 1.83%, 1.85%
and 1.85% for Class C shares.



64




                        Less Distributions                                                Ratios/Supplemental Data
                        ------------------                               ---------------------------------------------------------
                                 Total       Net Asset                                    Ratio of    Ratio of Net
                               Dividends       Value,                     Net Assets,     Expenses    Income/(Loss)
                                  and          End of         Total      End of Period   to Average    to Average       Portfolio
                             Distributions     Period      Return (b)   (000's omitted)  Net Assets    Net Assets     Turnover Rate
                             -------------  -----------  --------------  --------------  ----------  ---------------  -------------

Intermediate New York
Municipal Portfolio

  Class A
  Year ended 9/30/04             $(0.43)       $14.11         2.37%        $54,246         0.88%            3.07%          39%
  Year ended 9/30/03              (0.46)        14.21         3.25          78,518         0.90             3.22           29
  2/01/02++ to 9/30/02            (0.32)        14.22         5.30          36,760         0.95+++          3.39+++        37

  Class B
  Year ended 9/30/04             $(0.33)       $14.10         1.67%        $58,167         1.58%            2.37%          39%
  Year ended 9/30/03              (0.36)        14.20         2.45          62,916         1.61             2.52           29
  2/01/02++ to 9/30/02            (0.26)        14.22         4.82          25,635         1.67+++          2.69+++        37

  Class C
  Year ended 9/30/04             $(0.33)       $14.11         1.66%        $53,033         1.58%            2.37%          39%
  Year ended 9/30/03              (0.36)        14.21         2.44          61,526         1.61             2.49           29
  2/01/02++ to 9/30/02            (0.26)        14.23         4.89          17,847         1.66+++          2.65+++        37



(e) If the California Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.01%, 1.02%, 1.01%, 1.02% and 1.04% for Class A shares, 1.71%, 1.73%, 1.72%,
1.73% and 1.74% for Class B shares and 1.71%, 1.72%, 1.71%, 1.72% and 1.74% for
Class C shares.

(f) If the Insured California Portfolio had borne all expenses, the expense ratios would have been 1.07% for Class A shares, 1.77% for Class B shares, and 1.77% for Class C shares.

(g) If the Arizona Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.13%, 1.11%, 1.12%, 1.22% and 1.29% for Class A shares, 1.84%, 1.82%, 1.82%,
1.93% and 1.99% for Class B shares and 1.84%, 1.82%, 1.82%, 1.93% and 1.99% for
Class C shares.

(h) If the Florida Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.10%, 1.11%, 1.09%, 1.13% and 1.14% for Class A shares, 1.81%, 1.81%, 1.79%,
1.84% and 1.85% for Class B shares and 1.81%, 1.81%, 1.79%, 1.83% and 1.85% for
Class C shares.

(i) If the Massachusetts Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.19%, 1.17%, 1.12%, 1.19% and 1.63% for Class A shares, 1.90%,
1.89%, 1.83%, 1.90% and 1.94% for Class B shares and 1.89%, 1.88%, 1.82%, 1.90%
and 1.93% for Class C shares.

(j) If the Michigan Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.20%, 1.20%, 1.21%, 1.44% and 1.63% for Class A shares, 1.91%, 1.92%, 1.92%,
2.16% and 2.34% for Class B shares and 1.90%, 1.90%, 1.93%, 2.16% and 2.34% for
Class C shares.

(k) If the Minnesota Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.27%, 1.19%, 1.29%, 1.49% and 1.66% for Class A shares, 1.99%, 1.90%, 1.99%,
2.19% and 2.37% for Class B shares and 1.98%, 1.89%, 1.99%, 2.19% and 2.36% for
Class C shares.

(l) If the New Jersey Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.16%, 1.13%, 1.11%, 1.13% and 1.23% for Class A shares, 1.87%, 1.84%, 1.82%,
1.84% and 1.94% for Class B shares and 1.86%, 1.83%, 1.81%, 1.83% and 1.93% for
Class C shares.

(m) If the New York Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.05%, 1.06%, 1.05%, 1.04% and 1.10% for Class A shares, 1.76%, 1.77%, 1.78%,
1.76% and 1.81% for Class B shares and 1.75%, 1.77%, 1.77%, 1.76% and 1.80% for
Class C shares.

(n) If the Ohio Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.14%, 1.15%, 1.15%, 1.20% and 1.29% for Class A shares, 1.85%, 1.86%, 1.85%,
1.91% and 2.00% for Class B shares and 1.85%, 1.85%, 1.85%, 1.90% and 1.99% for
Class C shares.

(o) If the Pennsylvania Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.17%, 1.16%, 1.13%, 1.16% and 1.23% for Class A shares, 1.88%,
1.87%, 1.84%, 1.86% and 1.94% for Class B shares and 1.87%, 1.87%, 1.83%, 1.86%
and 1.93% for Class C shares.

(p) If the Virginia Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal periods) would have been 1.17%, 1.15%, 1.15%, 1.21% and 1.26% for Class A shares, 1.88%, 1.85%, 1.86%,
1.92% and 1.97% for Class B shares and 1.87%, 1.85%, 1.86%, 1.92% and 1.96% for
Class C shares.

(q)  Distributions from net investment income include taxable income of:


                                                        2004       2003
                                                      --------   --------
   Intermediate Diversified Municipal Portfolio
   Class A                                             $0.01     $0.01
   Class B                                              0.01      0.01
   Class C                                              0.01      0.01

   Intermediate California Municipal Portfolio
   Class A                                             $0.02     $0.02
   Class B                                              0.01      0.02
   Class C                                              0.01      0.02

   Intermediate New York Municipal Portfolio
   Class A                                             $0.01     $0.01
   Class B                                              0.01      0.01
   Class C                                              0.01      0.01




65


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


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


For more information about the Portfolios, the following documents are available upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Each Portfolio has an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolios' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolios by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:    c/o Alliance Global Investor Services
            P.O. Box 786003
            San Antonio, TX 78278-6003

By phone:   For Information: 800-221-5672
            For Literature: 800-227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington DC 20549-0102.


You also may find more information about Alliance and the Portfolios on the Internet at: www.AllianceBernstein.com.



-------------------------------------------------------------------------------
Privacy Notice (This information is not part of the Prospectus.)

Alliance Capital Management L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.

-------------------------------------------------------------------------------


SEC File Nos
------------
811-04791
811-07618
811-5555



MUNIPRO0205



68